October 2, 1995

                     MIDWEST GROUP TAX FREE TRUST
                         TAX-FREE MONEY FUND
                   TAX-FREE INTERMEDIATE TERM FUND

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 1994, REVISED
FEBRUARY 1, 1995

     Effective immediately, Class A shares of the Tax-Free Intermediate Term Fund purchased at net asset value totaling
$1 million or more, including subsequent purchases made after the initial $1 million, will be subject to a .50% contingent deferred sales load if a dealer's commission was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The Adviser intends to pay a commission of .50% of the purchase amount to participating unaffiliated dealers at the time the investor purchases
Class A shares of the Tax-Free Intermediate Term Fund at net asset value in amounts totaling $1 million or more.
In order to recover commissions paid to unaffiliated dealers, the contingent deferred sales load imposed on redemptions of such shares is retained by the Adviser. An exchange from other Midwest Group funds will not qualify for payment of the dealer's commission, unless such exchange is from a Midwest Group fund with assets as to which a dealer's commission or similar payment has not been previously paid. Purchases of Class A shares of the Tax-Free Intermediate Term Fund made before October 1, 1995 are not subject to the contingent deferred sales load. If a purchase of Class A shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation statement for such purchase.

     The contingent deferred sales load is imposed on such Class A shares of the Tax-Free Intermediate Term Fund if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

     Redemptions of such Class A shares of the Tax-Free Intermediate Term Fund held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such Class A shares into another Midwest Group fund is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such Class A shares of the Tax-Free Intermediate Term Fund being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. However, the period of time that the redemption proceeds of such Class A shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. (See "Exchange Privilege" in the Prospectus.)

     The contingent deferred sales load on such Class A shares of the Tax-Free Intermediate Term Fund is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

     EXPENSE INFORMATION. Shareholder Transaction Expenses for the Tax-Free Intermediate Term Fund in the section entitled "Expense Information" on page 2 of the Prospectus have been revised as set forth below to reflect the contingent deferred sales load for certain purchases of Class A shares:

TAX-FREE INTERMEDIATE TERM FUND
                                          Class A  Class C
Shareholder Transaction Expenses          Shares   Shares
--------------------------------          ------   -------
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). . . .   2%     None
Maximum Contingent Deferred Sales Load
(as a percentage of original purchase price) None*  1%
Sales Load Imposed on Reinvested Dividends . None   None
Exchange Fee . . . . . . . . . . . . . . . . None   None
Redemption Fee . . . . . . . . . . . . . . . None** None**
Check Redemption Processing Fee(per check):
  First six checks per month . . . . . . . . None   None
  Additional checks per month. . . . . . . . $0.25  $0.25

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of .50% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.
** A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

   HOW TO PURCHASE SHARES - CLASS A SHARES. The table of sales loads for Class A shares of the Tax-Free Intermediate
Term Fund in the section entitled "How to Purchase Shares -
Class A Shares" on page 12 and the paragraph immediately preceding the table have been replaced with the following disclosure:

   Class A shares of the Tax-Free Intermediate Term Fund are purchased at the public offering price. The public offering price of Class A shares applicable to investors whose accounts are opened after January 31, 1995 is the next determined net asset value per share plus a sales load as shown in the following table.

                                                     Dealer
                                                 Reallowance
                               Sales Load as % of:   as % of
                               Public      Net       Public
                               Offering   Amount    Offering
Amount of Investment           Price     Invested    Price*
--------------------           --------  --------  ---------
Less than $100,000                2.00%    2.04%      1.80%
$100,000 but less than $250,000   1.50     1.52       1.35
$250,000 but less than $500,000   1.00     1.01        .90
$500,000 but less than $1,000,000  .75      .76        .65
$1,000,000 or more                None**   None**

     Investors whose accounts were opened prior to February
1, 1995 are subject to a different table of sales loads as follows:

                                                     Dealer
                                                 Reallowance
                               Sales Load as % of:   as % of
                               Public      Net       Public
                               Offering   Amount    Offering
Amount of Investment           Price     Invested    Price
--------------------           --------  --------   -------
Less than $500,000               1.00%     1.01%      1.00%
$500,000 but less than $1,000,000 .75       .76        .75
$1,000,000 or more               None**     None**

* During the period from October 1, 1995 through December 31, 1995, the Adviser will reallow the entire amount of the sales load to unaffiliated dealers responsible for sales of Class A shares during such period.
** There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of .50% may apply with respect to Class A shares if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

PROSPECTUS
November 1, 1994
(Revised February 1, 1995)

                     MIDWEST GROUP TAX FREE TRUST
                    312 WALNUT STREET, 21ST FLOOR
                     CINCINNATI, OHIO 45202-4094

                         TAX-FREE MONEY FUND
                   TAX-FREE INTERMEDIATE TERM FUND

     The Tax-Free Money Fund and the Tax-Free Intermediate
Term Fund (individually a "Fund" and collectively the "Funds") are two separate series of Midwest Group Tax Free
Trust.

     The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-quality, short-term municipal obligations.

     THE TAX-FREE MONEY FUND'S PORTFOLIO SECURITIES ARE
VALUED ON AN AMORTIZED COST BASIS.  FUND SHARES ARE NEITHER
INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT OR
ANY OTHER ENTITY.  IT IS ANTICIPATED, BUT THERE IS NO
ASSURANCE, THAT THE FUND WILL MAINTAIN A STABLE NET ASSET
VALUE PER SHARE OF $1.

     The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

     The Tax-Free Intermediate Term Fund offers two classes of shares: Class A shares (sold subject to a maximum 2% front-end sales load and a 12b-1 fee of up to .25% of average daily net assets) and Class C shares (sold subject to a 1% contingent deferred sales load for a one-year period and a 12b-1 fee of up to 1% of average daily net assets). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF,
OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

     Midwest Group Financial Services, Inc. (the "Adviser") manages the Funds' investments and their business affairs.

     This Prospectus sets forth concisely the information
about the Funds that you should know before investing.
Please retain this Prospectus for future reference.  A
Statement of Additional Information dated November 1, 1994
has been filed with the Securities and Exchange Commission
and is hereby incorporated by reference in its entirety.  A
copy of the Statement of Additional Information can be
obtained at no charge by calling one of the numbers listed
below.
------------------------------------------------------------
For Information or Assistance in Opening An Account, Please
Call:
Nationwide (Toll-Free) . . . . . . . . . . . . . . . . . .800-543-0407
Cincinnati . . . . . . . . . . . . . . . . . . . . . . . .513-629-2050
------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION
-------------------
                             TAX-FREE MONEY FUND
                             -------------------
Shareholder Transaction Expenses
--------------------------------
     Sales Load Imposed on Purchases                                      None
     Sales Load Imposed on Reinvested Dividends                           None
     Exchange Fee                                                         None
     Wire Redemption Processing Fee                                      $8.00
     Check Redemption Processing Fee (per check):
       First six checks per month                                         None
       Additional checks per month                                       $0.25

Annual Fund Operating Expenses (as a percentage of average net assets)
-------------------------------
     Management Fees                     .50%
     12b-1 Fees                          .12%(A)
     Other Expenses                      .37%
                                        -----
     Total Fund Operating Expenses       .99%
                                        =====
(A)The Fund may incur 12b-1 fees in an amount up to .25% of its average net assets.

                       TAX-FREE INTERMEDIATE TERM FUND
                       -------------------------------
                                                   Class A      Class C
                                                   Shares       Shares
Shareholder Transaction Expenses                   -------      -------
--------------------------------
     Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)              2%          None
     Maximum Contingent Deferred Sales Load
     (as a percentage of original purchase price)   None            1%
     Sales Load Imposed on Reinvested Dividends     None          None
     Exchange Fee                                   None          None
     Wire Redemption Processing Fee                 $8.00         $8.00
     Check Redemption Processing Fee (per check):
       First six checks per month                   None          None
       Additional checks per month                  $0.25         $0.25

Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------
                                          Class A           Class C
                                          Shares            Shares
                                          -------           -------
     Management Fees                       .50%              .50%
     12b-1 Fees                            .25%              .75%(A)
     Other Expenses                        .24%              .24%
                                           -----            ------
     Total Fund Operating Expenses         .99%             1.49%
                                           =====            ======
(A) Class C shares may incur 12b-1 fees in an amount up to 1.00% of average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.

  The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The percentages expressing annual fund operating expenses of the Tax-Free Money Fund and Class A shares of the Tax-Free Intermediate Term Fund are based on amounts incurred during the most recent fiscal year. The percentages expressing annual fund operating expenses of Class C shares of the Tax-Free Intermediate Term Fund are based on estimated amounts for the current fiscal year. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example
-------
You would pay the following
expenses on a $1,000 invest-
ment, assuming (1) 5% annual
return and (2) redemption
at the end of each time
period:

                                        Class A        Class C
                                        Shares,        Shares,
                                        Tax-Free       Tax-Free
                           Tax-Free     Intermediate   Intermediate
                           Money Fund   Term Fund      Term Fund
                           ----------   ------------   ------------
                1 Year     $10          $30            $25
                3 Years     32           51             47
                5 Years     55           74             81
               10 Years    121          139            178

FINANCIAL HIGHLIGHTS
--------------------
   The following information, which has been audited by Arthur Andersen LLP, is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of June 30, 1994 and related auditors' report appear in the Statement of Additional Information of the Funds, which can be obtained by shareholders at no charge by calling MGF Service Corp. (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.


Tax-Free Money Fund
Per Share Data for a Share Outstanding Throughout Each Period(A)

                                                              Year Ended June 30,
                                 __________________________________________________________________________________________________
                                   1994      1993      1992      1991      1990      1989      1988      1987      1986      1985
                                 __________________________________________________________________________________________________
Net asset value at
  beginning of period ..........  $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income...........   0.021     0.024     0.036     0.050     0.055     0.053     0.045     0.040     0.050     0.057
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Distributions from net
  investment income.............  (0.021)   (0.024)   (0.036)   (0.050)   (0.055)   (0.053)   (0.045)   (0.040)   (0.050)   (0.057)
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value at
  end of period ................  $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                                 =======   =======   =======   =======   =======   =======   =======   =======   =======   ========

Total return ...................   2.12%     2.40%     3.63%     5.09%     5.69%     5.48%     4.53%     4.01%     5.20%      5.91%
                                 =======   =======   =======   =======   =======   =======   =======   =======   =======   ========

Net assets at end
  of period (000's) ............ $31,168   $34,787   $50,000   $45,210   $46,727   $83,634  $115,670  $107,398  $137,390    $54,852
Ratio of expenses to
  average net assets............   0.99%     0.99%     0.99%     0.99%     0.97%     0.94%     0.96%     0.93%     1.05%      1.00%
Ratio of net investment
  income to average
  net assets....................   2.09%     2.39%     3.55%     4.98%     5.57%     5.30%     4.47%     3.93%     5.03%      5.72%

(A)All per share data for the years ended prior to June 30, 1991 has been restated to reflect a 10 for 1 share split on February 28, 1990.


Tax-Free Intermediate Term Fund
Per Share Data for a Share Outstanding Throughout Each Period

                         Class A   Class C                                               Class A

                           Year    Period   _______________________________________________________________________________________
                          Ended     Ended                                          Year Ended June 30,
                         June 30,  June 30, _______________________________________________________________________________________
                           1994    1994(A)     1993      1992      1991      1990      1989      1988      1987      1986     1985
                                            _______________________________________________________________________________________
Net asset value at
  beginning of period.... $10.98    $11.27    $10.42    $10.15    $10.05    $10.07    $10.13    $10.30    $10.34    $10.33   $ 9.95
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------
Income from investment
 operations:
   Net investment income    0.48      0.20      0.53      0.59      0.62      0.64      0.63      0.56      0.55      0.61     0.62
   Net realized and
   unrealized gains
  (losses) on investments  (0.29)    (0.58)     0.56      0.27      0.10     (0.02)    (0.06)    (0.17)    (0.04)     0.01     0.41
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------

Total from
  investment operations.    0.19     (0.38)     1.09     0.86       0.72      0.62      0.57      0.39      0.51     0.62      1.03
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------

Less distributions:
  Distributions from net
   investment income ...  (0.48)     (0.20)    (0.53)   (0.59)    (0.62)     (0.64)   (0.63)     (0.56)    (0.55)   (0.61)    (0.62)
  Distributions from net
   realized gains........    --         --        --       --        --         --       --         --        --       --     (0.03)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------

Total distributions...... (0.48)     (0.20)    (0.53)   (0.59)    (0.62)     (0.64)   (0.63)     (0.56)    (0.55)   (0.61)    (0.65)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------  -------

Net asset value
  at end of period .....  $10.69    $10.69    $10.98    $10.42   $10.15     $10.05   $10.07     $10.13    $10.30   $10.34    $10.33
                         =======   =======   =======   =======   ======    =======  =======    =======   =======  =======   =======

Total return(B) ......... 1.70%   (8.28%)(D)  10.75%     8.78%    7.38%      6.35%    5.76%      3.88%     5.24%    6.25%    10.69%
                         =======   =======   =======   =======   ======    =======  =======    =======   =======  =======   =======

Net assets at
  end of period (000's) $106,472   $3,084   $82,168    $26,720  $15,638    $15,875  $17,741    $21,916   $32,140  $13,227   $11,110

Ratios net of fees waived
  and expenses
  reimbursed by the
  Adviser(C)
Ratio of net expenses to
  average net assets ....  0.99%   1.45%(D)   0.99%     1.07%     1.13%      1.09%    1.13%     1.19%      1.10%    1.16%     1.11%
    Ratio of net investment
        income to average
        net assets ......  4.35%   3.79%(D)   4.90%     5.75%     6.15%      6.39%    6.23%     5.51%      5.30%    5.96%     6.12%

Ratios assuming no
  Adviser waiver of
  fees or expense
  reimbursement:
   Ratio of expenses to
       average net assets  0.99%   1.75%(D)    0.99%    1.08%     1.13%      1.09%    1.13%     1.25%      1.10%    1.16%     1.15%
   Ratio of net investment
       income to average
        net assets.......  4.35%   3.48%(D)    4.90%    5.74%     6.15%      6.39%    6.23%     5.45%      5.30%    5.96%     6.08%

Portfolio turnover rate..    46%     46%(D)      28%      12%       48%        58%      82%       59%        26%      39%       78%


(A)For Class C shares, represents the period from the initial public offering of shares (February 1, 1994) through June 30, 1994.
(B)The total returns shown do not include the effect of applicable front-end sales loads.
(C)The Adviser has periodically absorbed expenses of the Fund through waiver of the investment advisory fee or reimbursement of other operating expenses.
(D)Annualized.

INVESTMENT OBJECTIVES
---------------------
   The Tax-Free Money Fund and the Tax-Free Intermediate
Term Fund are two series of Midwest Group Tax Free Trust
(the "Trust"), each with its own portfolio and investment objective(s). Neither Fund is intended to be a complete investment program, and there is no assurance that the investment objectives of either Fund can be achieved.
Unless otherwise indicated, all investment practices and limitations of the Funds are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval. For a discussion of each Fund's investment practices, see "Investment Policies."

   The TAX-FREE MONEY FUND seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital. The Fund seeks to achieve its investment objective by investing primarily in high-quality municipal obligations determined by the Adviser, under the direction of the Board of Trustees, to present minimal credit risks, maturing within thirteen months or less with a dollar-weighted average maturity of 90 days or less.

   The investment objective of the Tax-Free Money Fund is fundamental and as such may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The term "majority" of the outstanding shares means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

   The TAX-FREE INTERMEDIATE TERM FUND seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

   The investment objectives of the Tax-Free Intermediate Term Fund may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

INVESTMENT POLICIES
-------------------
   The TAX-FREE MONEY FUND seeks to achieve its investment objective by investing primarily in high-quality, short-term Municipal Obligations (described below) determined by the Adviser, under the direction of the Board of Trustees, to present minimal credit risks. The Tax-Free Money Fund will purchase only obligations that enable it to employ the amortized cost method of valuation. Under the amortized cost method of valuation, the Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than valued at market. This method should enable the Fund to maintain a stable net asset value per share. The Fund will invest in obligations which have received a short-term rating in one of the two highest categories by any two nationally recognized statistical rating organizations ("NRSROs") or by any one NRSRO if the obligation is rated by only that NRSRO. The Tax-Free Money Fund may purchase unrated obligations determined by the Adviser, under the direction of the Board of Trustees, to be of comparable quality to rated obligations meeting the Fund's quality standards. These standards must be satisfied at the time an investment is made. If an obligation ceases to meet these standards, or if the Board of Trustees believes such obligation no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the obligation as soon as practicable.
The Statement of Additional Information describes ratings of the NRSROs.

   The dollar-weighted average maturity of the Tax-Free Money
Fund will be 90 days or less. The Tax-Free Money Fund will invest in obligations with remaining maturities of thirteen months or less at the time of purchase.

   The TAX-FREE INTERMEDIATE TERM FUND seeks to achieve its investment objectives by investing primarily in high-grade Municipal Obligations. The Tax-Free Intermediate Term Fund invests in Municipal Obligations and other securities which are rated at the time of purchase within the three highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa or A), Standard & Poor's Ratings Group (AAA, AA or A) or Fitch Investors Services, Inc. (AAA, AA or A), or unrated securities determined by the Adviser to be of comparable quality.

   It is anticipated that under normal circumstances the Tax-Free Intermediate Term Fund will invest in Municipal Obligations with remaining maturities of twenty years or less and that the dollar-weighted average maturity of the Fund will be between three and ten years, although the Fund may invest in securities of any maturity, including tax-exempt notes and commercial paper determined by the Adviser to meet the Fund's quality standards. The Tax-Free Intermediate Term Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG 1, MIG 2 or MIG 3) or Fitch (F-1+, F-1 or F-2) or the two highest grades by Standard & Poor's (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), Standard & Poor's (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2). The Statement of Additional Information contains a description of tax-exempt notes and commercial paper and a description of Moody's, Standard & Poor's and Fitch ratings. If the Adviser determines that market conditions warrant a shorter or longer dollar-weighted average maturity, the Tax-Free Intermediate Term Fund's investments will be adjusted accordingly.

   It is a fundamental policy that under normal market conditions the assets of each Fund will be invested so that at least 80% of the annual income of each Fund will be exempt from federal income tax, including the alternative minimum tax. This policy may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund.

   Each Fund may, from time to time, invest in taxable short-term, high-quality obligations for temporary defensive purposes (subject to the fundamental policy that under normal market conditions the assets of each Fund will be invested so that at least 80% of annual income will be exempt from federal income tax, including the alternative minimum tax). These include, but are not limited to, certificates of deposit and other bank debt instruments, commercial paper, obligations issued by the U.S. Government or any of its agencies or instrumentalities and repurchase agreements. Interest earned from such investments will be taxable to investors. Except for temporary defensive purposes, the assets of each Fund will be invested so that no more than 20% of each Fund's annual income will be subject to federal income tax. Under normal market conditions, each Fund anticipates that not more than 5% of the value of its net assets will be invested in any one type of taxable obligation. Taxable obligations are more fully described in the Statement of Additional Information. Each Fund may invest in these taxable short-term obligations, for example, due to market conditions under which Municipal Obligations are temporarily unavailable for purchase or available only in limited amounts, or pending investment of proceeds of sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. The Funds reserve the right to hold cash reserves as the Adviser deems necessary for temporary defensive purposes. Although interest earned on these short-term obligations is taxable as ordinary income for federal income tax purposes, each Fund intends to minimize taxable income through investment, when possible, in other available securities exempt from federal income tax, including shares of investment companies whose dividends are tax-exempt. Each Fund may invest up to 10% of its total assets in shares of other investment companies. Investments by a Fund in shares of other investment companies may result in duplication of sales loads and advisory, administrative and distribution fees. Each Fund will not invest more than 5% of its total assets in securities of any single investment company and will not purchase more than 3% of the outstanding voting securities of any investment company. The Tax-Free Money Fund will only invest in securities of other investment companies which hold themselves out to be money market funds.

   Municipal Obligations
   ---------------------
   Municipal Obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax. For purposes of this definition, Municipal Obligations include participation interests in Municipal Obligations and shares of an investment company which invests its assets so that at least 80% of its annual income is exempt from federal income tax, including the alternative minimum tax. Municipal Obligations are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal Obligations consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper. The Statement of Additional Information contains a description of tax-exempt bonds, notes and commercial paper.

   The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility, and therefore investments in these bonds have more potential risk. Each Fund's ability to achieve its investment objective depends to a great extent on the ability of these various issuers to meet their scheduled payments of principal and interest. Tax-exempt notes generally are used to provide short-term capital needs and generally have maturities of one year or less. The tax-exempt notes in which the Funds may invest are tax anticipation notes (TANs), revenue anticipation notes (RANs) and bond anticipation notes (BANs). TANs, RANs and BANs are issued by state and local government and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales, respectively. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes.

   Each Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. Each Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

   From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, neither Fund will invest more than 25% of its assets in securities backed by nongovernmental users which are in the same industry. Interest on Municipal Obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. Each Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

   Each Fund may purchase other types of Municipal
Obligations which may become available in the future, provided the obligations are consistent with the Fund's investment objectives and policies, the Adviser believes their quality meets the Fund's quality standards, and this Prospectus has been appropriately revised to reflect the Fund's policies with respect to such obligations.

   Risk Factors
   ------------
   Each Fund's yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors beyond the control of the Adviser. The net asset value of the Tax-Free Intermediate Term Fund also will fluctuate due to these changes. The value of the portfolio securities held by the Funds usually declines when interest rates rise and usually rises when interest rates decline.
In addition, the financial condition of an issuer or adverse changes in general economic conditions, or both, may impair the issuer's ability to make payments of interest and principal.

   There are additional risks associated with an investment in the Tax-Free Intermediate Term Fund. The Fund may invest in Municipal Obligations which are rated within the three highest grades assigned by Moody's, Standard & Poor's or Fitch. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event a security's rating is reduced below the Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Adviser's assessment of the most opportune time for sale. Although lower rated securities will generally provide higher yields than higher rated securities of similar maturities, they are subject to a greater degree of market fluctuation. The lower rating also reflects a greater possibility that changing circumstances may impair the ability of the issuer to make timely payments of interest and principal. In addition, Municipal Obligations with longer maturities generally offer both higher yields and greater exposure to market fluctuation from changes in interest rates. Consequently, investors in the Tax-Free Intermediate Term Fund should be aware that there is a possibility of greater fluctuation in the Fund's net asset value.

   Certain provisions in the Tax Reform Act of 1986 relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for federal tax exemptions. Shareholders should consult their tax advisors concerning the effect of these provisions on an investment in the Funds. Proposals that may further restrict or eliminate the income tax exemptions for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Funds so as to adversely affect their shareholders, the Funds would reevaluate their investment objectives and policies and submit possible changes in the Funds' structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, each Fund would treat such security as a permissible taxable investment within the applicable limits set forth herein.

    Other Investment Techniques
    ---------------------------
    The Funds may also engage in the following investment techniques, each of which may involve certain risks:

    PARTICIPATION INTERESTS. Each Fund may purchase participation interests in Municipal Obligations owned by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the principal amount of the obligation and provides that the holder may demand repurchase within a specified period. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. Participation interests will be purchased only if, in the opinion of counsel to the issuer, interest income on the participation interests will be tax-exempt when distributed as dividends to shareholders. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of its participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Funds intend to exercise their right to demand payment only upon a default under the terms of the obligation, as needed to provide liquidity to meet redemptions, or to maintain a high-quality investment portfolio. Each Fund will not invest more than 10% of its net assets in participation interests that do not have this demand feature and all other illiquid securities.

   FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating or variable rate Municipal Obligations. Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate which is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values. Each Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on specific dates once or twice each year. Neither Fund will invest more than 10% of its net assets in floating or variable rate obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Adviser, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. If a Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets a Fund's quality standards, the Adviser will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment.

   INVERSE FLOATING OBLIGATIONS. The Tax-Free Intermediate Term Fund may invest in securities representing interests in Municipal Obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term Municipal Obligations or an index of short-term Municipal Obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate long-term Municipal Obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market values of fixed-rate Municipal Obligations.

   WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when-issued Municipal Obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days.
A Fund will maintain a segregated account with its Custodian of cash or high-quality liquid debt securities, marked to market daily, in an amount equal to its when-issued commitments. Because these transactions are subject to market fluctuations, a significant commitment to when-issued purchases could result in fluctuation of the net asset value of the Tax-Free Money Fund and greater fluctuation of the net asset value of the Tax-Free Intermediate Term Fund.
Each Fund will only make commitments to purchase when-issued obligations with the intention of actually acquiring the obligations and not for the purpose of investment leverage.

   LENDING PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. Government obligations, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. Each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed by either Fund without the affirmative vote of a majority of its outstanding shares.

   OBLIGATIONS WITH PUTS ATTACHED. Each Fund may purchase Municipal Obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." Each Fund may purchase Municipal Obligations with puts attached from banks and broker-dealers. Each Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on Municipal Obligations, the price which a Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation. Each Fund intends to purchase such obligations only from sellers deemed by the Adviser, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by a Fund will not exceed 10% of its net assets.

    LEASE OBLIGATIONS. The Tax-Free Intermediate Term Fund may invest in Municipal Obligations that constitute participations in lease obligations or installment purchase contract obligations ("lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Tax-Free Intermediate Term Fund will seek to minimize these risks by not investing more than 10% of its net assets in lease obligations if the Adviser determines that there is no secondary market available for these obligations and all other illiquid securities, and by only investing in "non-appropriation" lease obligations that meet certain criteria of the Adviser. The Fund does not intend to invest more than an additional 5% of its net assets in municipal lease obligations determined by the Adviser, under the direction of the Board of Trustees, to be liquid. The Fund will only purchase unrated lease obligations which meet the Fund's quality standards, as determined by the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

   SECURITIES WITH LIMITED MARKETABILITY. Each Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to the demand feature described above; floating and variable rate obligations as to which the Funds cannot exercise the related demand feature described above and as to which there is no secondary market; lease obligations for which there is no secondary market; and repurchase agreements not terminable within seven days.

   BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, each Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. Each Fund may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. Neither Fund will make any additional purchases of portfolio securities while borrowings are outstanding. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described above. Each Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

HOW TO PURCHASE SHARES
----------------------
   Tax-Free Money Fund
   -------------------
   Your initial investment in the Tax-Free Money Fund ordinarily must be at least $1,000. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust.

   INITIAL INVESTMENTS BY MAIL. You may open an account and make an initial investment in the Tax-Free Money Fund by sending a check and a completed account application form to MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Tax-Free Money Fund." An account application is included in this Prospectus.

   You will be sent within five business days after the end of each month a written statement disclosing each purchase or redemption effected and each dividend or distribution credited to your account during the month. Certificates representing shares are not issued. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

   Investors should be aware that the Funds' account application contains provisions in favor of the Trust, MGF Service Corp. and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

   Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or MGF
Service Corp. in the transaction.

   INITIAL INVESTMENTS BY WIRE. You may also purchase shares of the Tax-Free Money Fund by wire. Please telephone MGF Service Corp. (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money.

   You may receive a dividend on the day of your wire investment provided you have given notice of your intention to make such investment to MGF Service Corp. by 4:00 p.m., Eastern time, on the preceding business day (or 12:00 noon, Eastern time, on the same day of a wire investment in the case of investors utilizing institutions that have made appropriate arrangements with MGF Service Corp.). Your investment will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to MGF Service Corp. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but MGF Service Corp. reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

    ADDITIONAL INVESTMENTS. You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable or endorsed to the "Tax-Free Money Fund." Bank wires should be sent as outlined above. You may also make additional investments at the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement.

   CASH SWEEP PROGRAM. Cash accumulations in accounts with financial institutions may be automatically invested in shares of the Tax-Free Money Fund at the next determined net asset value on a day selected by the institution or its customer, or when the account balance reaches a predetermined dollar amount (e.g., $5,000).

   Participating institutions are responsible for prompt transmission of orders relating to the program.
Institutions participating in this program may charge their customers fees for services relating to the program which would reduce the customers' yield from an investment in the Fund. This Prospectus should, therefore, be read together with any agreement between the customer and the participating institution with regard to the services provided, the fees charged for these services and any restrictions and limitations imposed.

    Tax-Free Intermediate Term Fund
    -------------------------------
   Your initial investment in the Tax-Free Intermediate Term Fund ordinarily must be at least $1,000. You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Trust's principal underwriter, Midwest Group Financial Services, Inc. (the "Adviser"). You may also make a direct initial investment by sending a check and a completed account application form to MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Tax-Free Intermediate Term Fund."
An account application is included in this Prospectus.

   The Trust mails you confirmations of all purchases or redemptions of shares of the Tax-Free Intermediate Term Fund. Certificates representing shares are not ordinarily issued, but you may receive a certificate without charge by sending a written request to MGF Service Corp. Certificates for fractional shares will not be issued. If a certificate has been issued to you, you will not be permitted to redeem shares by check, or to redeem or exchange shares by telephone, or to use the automatic withdrawal plan as to those shares. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

   Investors should be aware that the Funds' account application contains provisions in favor of the Trust, MGF Service Corp. and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

   Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or MGF
Service Corp. in the transaction.

    OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to MGF Service Corp.
at the address or numbers listed below.

   After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Tax-Free Intermediate Term Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

   Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to MGF Service
Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the "Tax-Free Intermediate
Term Fund."

   Under the Open Account Program, you may also purchase shares of the Tax-Free Intermediate Term Fund by bank wire. Please telephone MGF Service Corp. (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but MGF Service Corp. reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

   Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order. If a broker-dealer received concessions for selling shares of the Tax-Free Intermediate Term Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

SALES LOAD ALTERNATIVES
-----------------------
   The Tax-Free Intermediate Term Fund offers two classes of shares which may be purchased at the election of the purchaser. The two classes of shares each represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the incremental expenses associated with the distribution fee (see "Distribution Plans"). Shares of the Tax-Free Intermediate Term Fund purchased prior to February 1, 1994 are Class A shares.

   The Fund's alternative sales arrangements permit investors to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold his shares and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur a front-end sales load and be subject to lower ongoing charges, as discussed below, or to have all of the initial purchase price invested in the Fund with the investment thereafter being subject to higher ongoing charges. A salesperson or any other person entitled to receive any portion of a distribution fee may receive different compensation for selling Class A or Class C shares.

   As an illustration, investors who qualify for reduced sales loads as described below, might elect the Class A sales load alternative because similar sales load reductions are not available for purchases under the Class C sales load alternative. Moreover, shares acquired under the Class A sales load alternative would be subject to lower ongoing distribution fees as described below. Investors not qualifying for reduced initial sales loads who expect to maintain their investment for an extended period of time might also elect the Class A sales load alternative because over time the accumulated continuing distribution fees on Class C shares may exceed the difference in initial sales loads between Class A and Class C shares. Again, however, such investors must weigh this consideration against the fact that less of their funds will be invested initially under the Class A sales load alternative. Furthermore, the higher ongoing distribution fees will be offset to the extent any return is realized on the additional funds initially invested under the Class C sales load alternative.

   Some investors might determine that it would be more advantageous to utilize the Class C sales load alternative to have more of their funds invested initially, although remaining subject to higher ongoing distribution fees and, for a one-year period, being subject to a contingent deferred sales load. For example, based on estimated fees and expenses, an investor subject to the maximum 2% initial sales load on Class A shares who elects to reinvest dividends in additional shares would have to hold the investment in Class A shares approximately 4 years before the accumulated ongoing distribution fees on the alternative Class C shares would exceed the initial sales load plus the accumulated ongoing distribution fees on Class A shares. In this example and assuming the investment was maintained for more than 4 years, the investor might consider purchasing Class A shares. This example does not take into account the time value of money which reduces the impact of the higher ongoing Class C distribution fees, fluctuations in net asset value or the effect of different performance assumptions.

   In addition to the compensation otherwise paid to securities dealers, the Adviser may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Tax-Free Intermediate Term Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds in the Midwest Group during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

Class A Shares
--------------
   Class A shares of the Tax-Free Intermediate Term Fund are purchased at the public offering price. The public offering price of Class A shares is the next determined net asset value per share plus a sales load as shown in the following table.
                                                    Dealer
                                  Sales Load     Reallowance
                                    as % of:        as % of
                                    Public  Net      Public
                                  Offering  Amount  Offering
Amount of Investment              Price    Invested   Price
--------------------             --------  --------  -------
Less than $100,000                 2.00%     2.04%     1.80%
$100,000 but less than $250,000    1.50%     1.52%     1.35%
$250,000 but less than $500,000    1.00%     1.01%      .90%
$500,000 but less than $1,000,000   .75%      .76%      .65%
$1,000,000 or more                 None       None      None

   Under certain circumstances, the Adviser may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Adviser retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

   Class A shares of the Tax-Free Intermediate Term Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by MGF Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by MGF Service Corp. after 4:00 p.m. and orders received from dealers after 5:00 p.m. are confirmed at the public offering price next determined on the following business day.

    REDUCED SALES LOAD. A "purchaser" (defined below) may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made in any load fund distributed by the Adviser pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The load funds currently distributed by the Adviser are listed in the Exchange Privilege section of this Prospectus. Shareholders should contact MGF Service Corp. for information about the Right of Accumulation and Letter of Intent.

   PURCHASES AT NET ASSET VALUE. You may purchase Class A shares of the Tax-Free Intermediate Term Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by the Adviser. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of Class A shares of the Tax-Free Intermediate Term Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the "Tax-Free Intermediate Term Fund." The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Trust for further information.

   Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase Class A shares of the Tax-Free Intermediate Term Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase Class A shares at net asset value.

   In addition, Class A shares of the Tax-Free Intermediate
Term Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Adviser, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

   Clients of investment advisers and financial planners may also purchase Class A shares of the Tax-Free Intermediate Term Fund at net asset value if their investment adviser or financial planner has made arrangements to permit them to do so with the Trust and the Adviser. The investment adviser or financial planner must notify MGF Service Corp. that an investment qualifies as a purchase at net asset value.

   Trustees, directors, officers and employees of the Trust, the Adviser or MGF Service Corp., including members of the immediate family of such individuals, may also purchase Class A shares of the Tax-Free Intermediate Term Fund at net asset value.

   ADDITIONAL INFORMATION. For purposes of determining the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact MGF Service Corp. for additional information concerning purchases at net asset value or at reduced sales loads.

   Class C Shares
   --------------
   Class C shares of the Tax-Free Intermediate Term Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by MGF Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by MGF Service Corp. after 4:00 p.m. and orders received from dealers after 5:00 p.m. are confirmed at the net asset value next determined on the following business day.

   A contingent deferred sales load is imposed on Class C shares of the Tax-Free Intermediate Term Fund purchased after January 31, 1995 if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

   Whether a contingent deferred sales load is imposed will depend on the amount of time since the investor made a purchase payment from which an amount is being redeemed.
Purchases are subject to the contingent deferred sales load according to the following schedule:

          Year Since Purchase         Contingent Deferred
          Payment was Made               Sales Load
          -------------------         -------------------
           First Year                      1%
           Thereafter                     None

   In determining whether a contingent deferred sales load is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected). If the earliest purchase from which a redemption has not yet been effected was made within one year before the redemption, then a deferred sales load at the rate of 1% will be imposed.

    The following example will illustrate the operation of the contingent deferred sales load. Assume that an individual opens an account and purchases 1,000 shares at $10 per share and that six months later the net asset value per shares is $12 and, during such time, the investor has acquired 50 additional shares through reinvestment of distributions. If at such time the investor should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares of the Tax-Free Intermediate Term Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

   All sales loads imposed on redemptions are paid to the Adviser. The Adviser intends to pay a commission of 1% of the purchase amount to participating brokers at the time the investor purchases Class C shares of the Tax-Free
Intermediate Term Fund.

   The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

SHAREHOLDER SERVICES
--------------------
    Contact MGF Service Corp. (Nationwide call toll-free 800-
543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

    Automatic Withdrawal Plan
    -------------------------
   If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional Class A shares of the Tax-Free Intermediate Term Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

    Direct Deposit Plans
    --------------------
    Shares of either Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Funds.

     Automatic Investment Plan
     -------------------------
    You may make automatic monthly investments in either Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. MGF Service Corp. pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Funds.

    Reinvestment Privilege
    ----------------------
    If you have redeemed Class A shares of the Tax-Free Intermediate Term Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within thirty days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
--------------------
   You may redeem shares of either Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by MGF Service Corp. of your redemption request in the form described below, less, in the case of Class C shares, any applicable contingent deferred sales load. Payment is normally made within seven days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Funds by certified check or wire.

   A contingent deferred sales load may apply to a redemption of Class C shares of the Tax-Free Intermediate
Term Fund.  (See "How to Purchase Shares - Class C Shares.")

   BY TELEPHONE. You may redeem shares by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call MGF Service Corp. (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The redemption proceeds from your Tax-Free Money Fund account will normally be sent by mail or by wire within one business day (but not later than seven days) after receipt of your telephone instructions. Any redemption requests by telephone must be received in proper form prior to 12:00 noon, Eastern time, on any business day in order for payment by wire to be made that day. The redemption proceeds from your Tax-Free Intermediate Term Fund account will be sent by mail or by wire within seven days after receipt of your telephone instructions.

   The telephone redemption privilege is automatically available to all shareholders. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to MGF Service Corp. with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact MGF Service Corp. to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

   Neither the Trust, MGF Service Corp., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or MGF Service Corp., or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or MGF Service Corp. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

   BY MAIL. You may redeem any number of shares from your account by sending a written request to MGF Service Corp.
The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $5,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above.

   Written redemption requests may also direct that the proceeds be deposited directly in the bank account or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are mailed within seven days following receipt of instructions in proper form.

   BY CHECK. You may establish a special checking account with either Fund for the purpose of redeeming shares by check. Checks may be made payable to anyone for any amount, but checks may not be certified.

   When a check is presented to the Custodian for payment, MGF Service Corp., as your agent, will cause the Fund to redeem a sufficient number of full and fractional shares in your account to cover the amount of the check. Checks will be processed at the net asset value on the day the check is presented to the Custodian for payment.

   If the amount of a check is greater than the value of the shares held in your account, the check will be returned. Shareholders of the Tax-Free Intermediate Term Fund should consider potential fluctuations in the net asset value of the Fund's shares when writing checks. A check representing a redemption request will take precedence over any other redemption instructions issued by a shareholder.

   As long as no more than six check redemptions are effected in your account in any month, there will be no charge for the check redemption privilege. However, after six check redemptions are effected in your account in a month, MGF Service Corp. will charge you $.25 for each additional check redemption effected that month. MGF Service Corp. charges shareholders its costs for each stop payment and each check returned for insufficient funds. In addition, MGF Service Corp. reserves the right to make additional charges to recover the costs of providing the check redemption service. All charges will be deducted from your account by redemption of shares in your account. The check redemption procedure may be suspended or terminated at any time upon written notice by the Trust or MGF Service Corp.

   Shareholders of the Tax-Free Intermediate Term Fund should be aware that writing a check (a redemption of shares) is a taxable event. Shares of the Tax-Free Intermediate Term Fund for which certificates have been issued may not be redeemed by check. Shareholders who invest in the Tax-Free Money Fund through a cash sweep or similar program with a financial institution are not eligible for the checkwriting privilege.

   THROUGH BROKER-DEALERS. You may also redeem shares of the Tax-Free Intermediate Term Fund by placing a wire redemption request through a securities broker or dealer.
Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the dealer of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

   ADDITIONAL REDEMPTION INFORMATION. For each wire redemption, you will be charged an $8 processing fee by MGF Service Corp. MGF Service Corp. reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

   Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House
(ACH) transaction. There is currently no charge for ACH transactions. Contact MGF Service Corp. for more information about ACH transactions.

   If a certificate for shares of the Tax-Free Intermediate Term Fund was issued, it must be delivered to MGF Service Corp., or the dealer in the case of a wire redemption, duly endorsed or accompanied by a duly endorsed stock power, with the signature guaranteed by any of the eligible guarantor institutions outlined above.

   At the discretion of the Trust or MGF Service Corp., corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than $1,000 (based on actual amounts invested including any sales load paid, unaffected by market fluctuations) or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

   The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than seven days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------
   Shares of either Fund and of any other fund of the Midwest Group of Funds may be exchanged for each other.

    Shares of the Tax-Free Money Fund and Class A shares of the Tax-Free Intermediate Term Fund may be exchanged for Class A shares of any other fund and for shares of any other fund which offers only one class of shares (provided such fund does not impose a contingent deferred sales load). A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

   Class C shares of the Tax-Free Intermediate Term Fund may be exchanged, on the basis of relative net asset value per share, for Class C shares of any other fund, for shares of any fund which is a money market fund, and for shares of any other fund which offers only one class of shares and which imposes a contingent deferred sales load. A fund will "tack" the period for which the shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. The period of time that Class C shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable.

   The following are the funds of the Midwest Group of Funds currently offered to the public. Funds sold with a sales load are indicated by an asterisk.

Midwest Group Tax Free Trust       Midwest Strategic Trust
----------------------------       -----------------------
 Tax-Free Money Fund               *U.S. Government Securities Fund
 Ohio Tax-Free Money Fund          *U.S. Government Long Maturity Fund
 California Tax-Free Money Fund    *Equity Fund
 Royal Palm Florida Tax-Free       *Utility Fund
   Money Fund                      *Treasury Total Return Fund
 Government Housing Tax-Exempt
   Fund                            Midwest Income Trust
*Tax-Free Intermediate Term Fund   --------------------
*Ohio Insured Tax-Free Fund        Short Term Government Income Fund
                                   Institutional Government Income Fund
                                   *Intermediate Term Government Income
                                      Fund
                                   *Adjustable Rate U.S. Government
                                      Securities Fund
                                   *Global Bond Fund

     You may request an exchange by sending a written request to MGF Service Corp. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by MGF Service Corp.

     Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact MGF Service Corp. to obtain a current prospectus for any of the other funds in the Midwest Group and more information about exchanges among the Midwest Group of Funds.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
     All of the net investment income of each Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. Each Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. The Funds will, at the time dividends are paid, designate as tax-exempt the same percentage of the distribution as the actual tax-exempt income earned during the period covered by the distribution bore to total income earned during the period; the percentage of the distribution which is tax-exempt may vary from distribution to distribution.

   Distributions are paid according to one of the following options:

   Share Option -   income distributions and capital gains
                    distributions reinvested in additional
                    shares.

   Income Option -  income distributions and short-term
                    capital gains distributions paid in
                    cash; long-term capital gains distributions reinvested in additional shares.

   Cash Option -    income distributions and capital gains
                    distributions paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

   If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share
Option.

    An investor in Class A shares of the Tax-Free Intermediate Term Fund who has received in cash any dividend or capital gains distribution may return the distribution within thirty days of the distribution date to MGF Service Corp. for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify MGF Service Corp. that a distribution is being reinvested pursuant to this provision.

TAXES
-----
     Each Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. Each Fund also intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that the Fund may pass on to shareholders the federal tax-exempt status of its investment income.

     Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. For federal income tax purposes, a shareholder's proportionate share of taxable distributions from a Fund's net investment income as well as from net realized short-term capital gains, if any, is taxable as ordinary income. Since the Funds' investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares.

     Issuers of tax-exempt securities issued after August 31, 1986 are required to comply with various restrictions on the use and investment of proceeds of sales of the securities. Any failure by the issuer to comply with these restrictions would cause interest on such securities to become taxable to the security holders as of the date the securities were issued.

     Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax (at the rate of 26% to 28% for individuals and 20% for corporations). The Funds may invest in such "specified private activity bonds" subject to the requirement that each Fund invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Funds may be a tax preference for corporate investors.

     Redemptions and exchanges of shares of the Tax-Free Intermediate Term Fund are taxable events on which a shareholder may realize a gain or loss. If a shareholder buys shares of the Tax-Free Intermediate Term Fund and sells them at a loss within six months, any loss will be disallowed for federal income tax purposes to the extent of the exempt-interest dividends received on such shares. Any loss realized upon the sale of shares of the Tax-Free Intermediate Term Fund within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net realized long-term capital gains during such six month period. In addition, shareholders should be aware that interest on indebtedness incurred to purchase or carry shares of either Fund is not deductible for federal income tax purposes. Shareholders receiving Social Security benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income.

     The Funds will mail to each of their shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. Each Fund will report to its shareholders the percentage and source of income earned on tax-exempt obligations held by the Fund during the preceding year. An exemption from federal income tax may not result in similar exemptions under the laws of a particular state or local taxing authority.

     Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Funds and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. The Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users; such persons should consult their tax advisors before investing in the Funds.

OPERATION OF THE FUNDS
----------------------
     The Funds are diversified series of Midwest Group Tax
Free Trust, an open-end management investment company organized as a Massachusetts business trust on April 13, 1981. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.

     The Trust retains Midwest Group Financial Services, Inc., 312 Walnut Street, Cincinnati, Ohio (the "Adviser"), to manage the Funds' investments and their business affairs. The Adviser was organized in 1974 and is also the investment adviser to five other series of the Trust, five series of Midwest Income Trust and five series of Midwest Strategic Trust. The Adviser is a subsidiary of Leshner Financial, Inc., of which Robert H. Leshner is the controlling shareholder. Each Fund pays the Adviser a fee equal to the annual rate of .5% of the average value of its daily net assets up to $100 million; .45% of such assets from $100 million to $200 million; .4% of such assets from $200 million to $300 million; and .375% of such assets in excess of $300 million.

     John J. Goetz, the Chief Investment Officer of the Adviser, is primarily responsible for managing the portfolio of each Fund. Mr. Goetz has been employed by the Adviser in various capacities since 1981 and has been managing each Fund's portfolio since October 1986.

     The Trust has retained MGF Service Corp., P.O. Box
5354, Cincinnati, Ohio, a subsidiary of Leshner Financial,
Inc., to serve as the Funds' transfer agent, dividend paying agent and shareholder service agent.

     MGF Service Corp. also provides accounting and pricing services to the Funds. MGF Service Corp. receives a monthly fee from each Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

     In addition, MGF Service Corp. has been retained by the Adviser to assist the Adviser in providing administrative services to the Funds. In this capacity, MGF Service Corp. supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Adviser (not the Funds) pays MGF Service Corp. a fee for these administrative services equal to one-fourth of its advisory fee from the Funds.

     The Adviser serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds. Robert H. Leshner, Chairman and a director of the Adviser, is President and a Trustee of the Trust. John F. Splain, Secretary and General Counsel of the Adviser, is Secretary of the Trust.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Funds as a factor in the selection of brokers and dealers to execute portfolio transactions of the Funds. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

     Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1 (see "Distribution Plans"). When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLANS
------------------
     CLASS A SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Tax-Free Money Fund and Class A shares of the Tax-Free Intermediate Term Fund have adopted a plan of distribution (the "Class A Plan") under which such shares may directly incur or reimburse the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Funds and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by MGF Service Corp.; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Funds; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of such shares.

     Pursuant to the Class A Plan, the Funds may make payments to dealers and other persons, including the Adviser and its affiliates, who may be advising investors regarding the purchase, sale or retention of shares of the Funds. For the fiscal year ended June 30, 1994, the Tax-Free Money Fund and Class A shares of the Tax-Free Intermediate Term Fund paid $35,000 and $255,768, respectively, to the Adviser to reimburse it for payments made to dealers and other persons who may be advising shareholders regarding the retention of shares of the Funds.

     The annual limitation for payment of expenses pursuant to the Class A Plan is .25% of the Tax-Free Money Fund's average daily net assets and .25% of the Tax-Free
Intermediate Term Fund's average daily net assets allocable to Class A shares. Unreimbursed expenditures will not be carried over from year to year. In the event the Class A
Plan is terminated by a Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Class A
Plan terminates.

     CLASS C SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Tax-Free Intermediate Term Fund has adopted a plan of distribution (the "Class C Plan") which provides for two categories of payments.
First, the Class C Plan provides for the payment to the Adviser of an account maintenance fee, in an amount equal to an annual rate of .25% of the Fund's average daily net assets allocable to Class C shares, which may be paid to other dealers based on the average value of Fund shares owned by clients of such dealers. In addition, the Class C shares may directly incur or reimburse the Adviser in an amount not to exceed .75% per annum of the Fund's average daily net assets allocable to Class C shares for expenses incurred in the distribution and promotion of the Fund's Class C shares, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by MGF Service Corp.; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's Class C shares.

     Unreimbursed expenditures will not be carried over from year to year. In the event the Class C Plan is terminated by the Tax-Free Intermediate Term Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Class C Plan terminates. The Adviser may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

     GENERAL. Pursuant to the Plans, the Funds may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Funds or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

     The Securities and Exchange Commission recently adopted amendments proposed by the National Association of Securities Dealers to its Rules of Fair Practice relating to asset-based sales charges of mutual funds. The amendments require fund-level accounting in which all sales charges - front-end load, 12b-1 fees or contingent deferred load - terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------
     On each day that the Trust is open for business, the share price (net asset value) of the Tax-Free Money Fund's shares is determined as of 12:00 noon and 4:00 p.m., Eastern time. The share price of Class C shares and the public offering price (net asset value plus applicable sales load) of Class A shares of the Tax-Free Intermediate Term Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its net asset value might be materially affected. The net asset value per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     The Tax-Free Money Fund's portfolio securities are valued on an amortized cost basis. In connection with the use of the amortized cost method of valuation, the Tax-Free Money Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities having remaining maturities of thirteen months or less and invests only in securities determined by the Board of Trustees to meet the Fund's quality standards and to present minimal credit risks.
Other assets of the Tax-Free Money Fund are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. It is anticipated, but there is no assurance, that the use of the amortized cost method of valuation by the Tax-Free Money Fund will enable it to maintain a stable net asset value per share of $1.

     Tax-exempt portfolio securities are valued for the Tax-Free Intermediate Term Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Tax-Free Intermediate Term Fund for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities. If, in the Adviser's opinion, the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market maker's opinion as to the price that a willing buyer would pay for the security. All other securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Tax-Free Intermediate Term Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------
     From time to time, the Tax-Free Money Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Tax-Free Money Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. In addition, the Tax-Free Money Fund may advertise together with its "current yield" or "effective yield" a tax-equivalent "current yield" or "effective yield" which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund's "current yield" or "effective yield."

     From time to time, the Tax-Free Intermediate Term Fund may advertise its "average annual total return." The Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Total return and yield are computed separately for Class A and Class C shares. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

     The "average annual total return" of the Tax-Free Intermediate Term Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and, for Class A shares, the deduction of the current maximum sales load from the initial investment. The Tax-Free Intermediate Term Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return". A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

     The "yield" of the Tax-Free Intermediate Term Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. In addition, the Tax-Free Intermediate Term Fund may advertise together with its "yield" a tax-equivalent yield which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund's "yield."

     From time to time, the Funds may advertise their performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical
Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal,
Business Week, Barron's, Fortune or Morningstar Mutual Fund
Values. The Funds may also compare their performance to that of other selected mutual funds, averages of the other mutual funds within their categories as determined by Lipper, or recognized indicators. Each Fund may also present its performance and other investment characteristics, such as volatility, in light of the Adviser's view of current or historical trends.

     Further information about the Tax-Free Intermediate Term Fund's performance is contained in the Trust's annual report which can be obtained by shareholders at no charge by calling MGF Service Corp. (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.

MIDWEST GROUP TAX FREE TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll-Free) 800-543-8721
Cincinnati:  513-629-2000

BOARD OF TRUSTEES
Gary W. Heldman
James C. Krumme
H. Jerome Lerner
Robert H. Leshner
Oscar P. Robertson
G. William Rohde
Bruce J. Simpson

OFFICERS
Robert H. Leshner, President
John F. Splain, Secretary
Mark J. Seger, Treasurer

INVESTMENT ADVISER
MIDWEST GROUP FINANCIAL SERVICES, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4094

TRANSFER AGENT
MGF SERVICE CORP.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
-------------------
Nationwide: (Toll-Free) 800-543-0407
Cincinnati: 513-629-2050

Rate Line
---------
Nationwide: (Toll-Free) 800-852-3809
Cincinnati: 513-579-0999

                     TABLE OF CONTENTS
                     ------------------
Expense Information. . . . . . . . . . . . . . . . . . . . . . . . . .
Financial Highlights. . . . . .  . . . . . . . . . . . . . . . . . . .
Investment Objectives. . . . . . . . . . . . . . . . . . . . . . . . .
Investment Policies. . . . . . . . . . . . . . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . . . . . . .
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . . . . . . . .
Exchange Privilege . . . . . . . . . . . . . . . . . . . . . . . . . .
Dividends and Distributions. . . . . . . . . . . . . . . . . . . . . .
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Operation of the Funds . . . . . . . . . . . . . . . . . . . . . . . .
Distribution Plan. . . . . . . . . . . . . . . . . . . . . . . . . . .
Calculation of Share Price and Public Offering Price . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . . . . . . . .
Application. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.



Account Application (check appropriate Fund)                                    ACCOUNT NO.  ____________________________
                                                                                               (For Fund Use Only)
Please mail account application to:
MGF Service Corp.
P.O. Box 5354                                                         FOR BROKER/DEALER USE ONLY
Cincinnati, Ohio 45201-5354                                           Firm Name:______________________________________
[  ] Tax Free Money Fund (2)                 $____________________    Home Office Address:____________________________
     Tax Free Intermediate Term  Fund                                 Branch Address:_________________________________
[  ]  A Shares (3)                           $____________________    Rep Name & No.:_________________________________
[  ]  C Shares (16)                          $____________________    Rep Signature:__________________________________

___________________________________________________________________________________________________________________

[  ]  Check or draft enclosed payable to the Fund(s) designated above.

[  ]  Bank Wire From: _________________________________________________________________________________________________

[  ]  Exchange From: _________________________________________________________________________________________________
                    (Fund Name)                                       (Fund Account Number)

Account Name                                                          S.S. #/Tax l.D.#

_________________________________________________________________     _________________________________________________
Name of Individual, Corporation, Organization, or Minor, etc.         (In case of custodial account
                                                                       please list minor's S.S.#)

_________________________________________________________________     Citizenship:   [  ]  U.S.
Name of Joint Tenant, Partner, Custodian                                             [  ]  Other ______________________

Address                                                               Phone

_________________________________________________________________     (_____)__________________________________________
Street or P.O. Box                                                    Business Phone

_________________________________________________________________     (_____)__________________________________________
City                                    State          Zip            Home Phone

Check Appropriate Box:   [  ] Individual     [  ] Joint Tenant (Right of survivorship presumed)     [  ] Partnership
[  ] Corporation    [  ] Trust     [  ] Custodial      [  ] Non-Profit     [  ] Other

Occupation and Employer Name/Address __________________________________________________________________________________

Are you an associated person of an NASD member?   [  ]  Yes   [  ]   No
___________________________________________________________________________________________________________________

TAXPAYER IDENTIFICATION NUMBER _ Under penalties of perjury I certify that the Taxpayer Identification Number listed above is my correct number. Check box if appropriate:
[  ] I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not
subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.
[  ] I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security
Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.
___________________________________________________________________________________________________________________

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)
[  ]  Share Option    _  Income distributions and capital gains distributions automatically reinvested in additional shares.
[  ]  Income Option   _  Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.
[  ]  Cash Option     _  Income distributions and capital gains distributions paid in cash.
___________________________________________________________________________________________________________________

REDEMPTION OPTIONS
I (we) authorize the Trust or MGF Service Corp. to act upon instructions received by telephone, or upon receipt of and in the amounts of checks as described below (if checkwriting is selected), to have amounts withdrawn from my (our) account in any fund in the Midwest Group (see prospectus for limitations on this option) and:

[  ] WIRED ($1,000 minimum OR MAILED to my (our) bank account designated below.  I (we) further  authorize the used of automated cash transfers to and from the account designated below.
     NOTE:  For wire redemptions, the indicated bank should be a commercial bank.  Please attach a voided check for the account.

Bank Account Number ____________________________________________Bank Routing Transit Number ________________________________

Name of Account Holder _____________________________________________________________________________________________________

Bank Name ______________________________________________________Bank Address________________________________________________
                                                                            City                         State

[  ] CHECKWRITING (A signature card must be completed)
 ...to deposit the proceeds of such redemptions in the applicable Midwest Group Pay Through Draft Account (PTDA) or otherwise arrange for application of such proceeds to payment of said checks.  I (we) authorize the persons whose signatures appear on the PTDA
signature card to draw checks on the PTDA and to cause the redemption of my (our) shares of the Trust.   I (we) agree to be bound by
the Rules and Regulations for the Midwest Group Pay Through Draft Account as such Rules and Regulations may be amended from time to time
___________________________________________________________________________________________________________________

REDUCED SALES CHARGES (TAX FREE INTERMEDIATE TERM FUND'S CLASS A SHARES ONLY)
Right of Accumulation:  I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of eligible load funds of the Midwest Group of Funds.

                         Account Number/Name                                    Account Number/Name
___________________________________________________________-     ________________________________________________________

___________________________________________________________-     ________________________________________________________

Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your Letter of
Intent.)

[  ] l agree to the Letter of Intent in the current Prospectus of Midwest Group Tax Free Trust.  Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning ______________________ 19
_______ (Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the load funds of the Midwest Group of
Funds at least equal to (check appropriate box):
          [  ] $100,000       [  ]  $250,000      [  ] $500,000       [  ]  $1,000,000
___________________________________________________________________________________________________________________

SIGNATURES
By signature below each investor certifies that he has received a copy of the Funds' current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints MGF Service Corp. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor. The investor further agrees that MGF Service
Corp. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application.
The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release MGF Service Corp., Midwest Group Tax Free Trust, Midwest Group Financial Services, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the
Trust, MGF Service Corp., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions.  The investor(s) will bear the risk of any such loss.  The Trust or MGF Service Corp., or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or MGF Service Corp. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.


_______________________________________________________________-    ________________________________________________________

Signature of Individual Owner, Corporate Officer, Trustee, etc.                Signature of Joint Owner, if Any

___________________________________________________________-     ________________________________________________________

          Title of Corporate Officer, Trustee, etc.                                            Date

     NOTE:   Corporations, trusts and other organizations must complete the resolution form on the reverse side.
     Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.


AUTOMATIC INVESTMENT PLAN (Complete for Investments into the Fund(s))
The Automatic Investment  Plan is available for all established accounts of Midwest Group Tax Free Trust. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis.  The minimum investment is $50.00 per month.
For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ __________per month in the Fund. (Check applicable Fund)        ABA Routing Number_______________________

[  ] Tax Free Money Fund  [  ] Tax Free Intermediate Term Fund                  FI Account Number________________________

                                                                 [  ]  Checking Account        [  ]  Savings Account
_____________________________________________________________
Name of Financial Institution (FI)                               Please make my automatic investment on:

                                                                 [  ]  the last business day of each month
_____________________________________________________________    [  ]  the 15th day of each month
City                                    State                    [  ]  both the 15th and last business day


X____________________________________________________________    X________________________________________________________
(Signature of Depositor EXACTLY as it appears on FI Records)               (Signature of Joint Tenant - if any)

(Joint Signatures are required when bank account is in joint names.  Please sign exactly as signature appears on your FI's records.)

Please attach a voided check for the Automatic Investment Plan.

Indemnification to Depositor's Bank
     In consideration of your participation in a plan which MGF Service Corp. ("MGF") has put into effect, by which amounts, determined by your depositor, payable to the Fund, for purchase of shares of the Fund, are collected by MGF, MGF hereby agrees:
     MGF will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks.  MGF will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement.
MGF will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.
____________________________________________________________________________________________________________________________

AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund(s))
This is an authorization for you to withdraw  $_________________ from my mutual fund account beginning the last business day of the month of _____________________.

Please Indicate Withdrawal Schedule (Check One):  Please indicate which Fund:   [  ] Tax Free Money Fund
                                                                                [  ] Tax Free Intermediate Term Fund

[  ] Monthly _ Withdrawals will be made on the last business day of each month.
[  ] Quarterly _ Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[  ] Annually _ Please make withdrawals on the last business day of the month of:____________________

Please Select Payment Method (Check One):

[  ] Exchange:  Please exchange the withdrawal proceeds into another Midwest account number:  ____  ____  _  ____  ____  ____  ____
____  ____  _  ____
[  ] Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[  ] ACH Transfer:  Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
I understand that the transfer will be completed in  two to three          business days and that there is no charge.
[  ] Bank Wire:  Please send my withdrawal proceeds via bank wire, to the account indicated below.  I understand that the wire will be completed in one business day and that there is an $8.00  fee.

Please attach a voided             _______________________________________________________________________________________
check for ACH or bank wire         Bank Name                               Bank Address

                                   _______________________________________________________________________________________
                                   Bank ABA#                     Account #                               Account Name

[  ]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee_____________________________________________________________________________________________________________

Please send to: __________________________________________________________________________________________________________
                Street address                         City                               State                    Zip
____________________________________________________________________________________________________________________________

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of the Midwest Group Tax Free Trust (the Trust) and that

____________________________________________________________________________________________________________________________
is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Fund, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint
MGF Service Corp. as redemption agent of the corporation or organization for shares of the Fund, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application, and it is
(If checkwriting privilege is not desired, please cross out the following resolution.)
FURTHER RESOLVED: That the corporation or organization participate in the Midwest Group Pay Through Draft Account (PTDA) and that until otherwise ordered in writing, MGF Service Corp. is authorized to make redemptions of shares held by the corporation or organization, and to make payment from PTDA upon and according to the check, draft, note or order of this corporation or organization when signed by

____________________________________________________________________________________________________________________________
and to receive the same when so signed to the credit of, or payment to, the payee or any other holder without inquiry as to the circumstances of issue or the disposition or proceeds, whether drawn to the individual order or tendered in payment of individual obligations of the persons above named or other officers of this corporation or organization or otherwise.

                                                            Certificate

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the


____________________________________________________________________________________________________________________________
                                                       (Name of Organization)

incorporated or formed under the laws of ___________________________________________________________________________________
                                                                 (State)

and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on
_________________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.
I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                                   Name                                                        Title

________________________________________________________________      _______________________________________________________

________________________________________________________________      _______________________________________________________

________________________________________________________________      _______________________________________________________


Witness my hand and seal of the corporation or organization this________________day of_____________________________, 19_______


________________________________________________________________      _______________________________________________________
                    *Secretary-Clerk                                            Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.


October 2, 1995

                     MIDWEST GROUP TAX FREE TRUST
                      OHIO INSURED TAX-FREE FUND

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 1994, REVISED
FEBRUARY 1, 1995

     Effective immediately, Class A shares purchased at net asset value totaling $1 million or more, including subsequent purchases made after the initial $1 million, will be subject to a .75% contingent deferred sales load if a dealer's commission was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The Adviser intends to pay a commission of .75% of the purchase amount to participating unaffiliated dealers at the time the investor purchases Class A shares at net asset value in amounts totaling $1 million or more. In order to recover commissions paid to unaffiliated dealers, the contingent deferred sales load imposed on redemptions of such shares is retained by the Adviser. An exchange from other Midwest Group funds will not qualify for payment of the dealer's commission, unless such exchange is from a Midwest Group fund with assets as to which a dealer's commission or similar payment has not been previously paid. Purchases of Class A shares made before October 1, 1995 are not subject to the contingent deferred sales load. If a purchase of Class A shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation statement for such purchase.

     The contingent deferred sales load is imposed on such Class A shares if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

     Redemptions of such Class A shares held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such Class A shares into another Midwest Group fund is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such Class A shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. However, the period of time that the redemption proceeds of such Class A shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. (See "Exchange Privilege" in the Prospectus.)

     The contingent deferred sales load on such Class A shares is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

     EXPENSE INFORMATION.  Shareholder Transaction Expenses
in the section entitled "Expense Information" on page 2 of
the Prospectus have been revised as set forth below to
reflect the contingent deferred sales load for certain
purchases of Class A shares:
                                          Class A  Class C
Shareholder Transaction Expenses          Shares   Shares
--------------------------------          -------  -------
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). .       4%     None
Maximum Contingent Deferred Sales Load
(as a percentage of original purchase price) None*  1%
Sales Load Imposed on Reinvested Dividends . None   None
Exchange Fee . . . . . . . . . . . . . . . . None   None
Redemption Fee . . . . . . . . . . . . . . . None** None**

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of .75% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.
** A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

   HOW TO PURCHASE SHARES - CLASS A SHARES. The table of sales loads in the section entitled "How to Purchase Shares
- Class A Shares" on page 12 has been revised as set forth below:

   Class A shares of the Fund are purchased at the public offering price. The public offering price of Class A shares is the next determined net asset value per share plus a sales load as shown in the following table.


                                                 Dealer
                                                 Reallowance
                               Sales Load as % of: as % of
                               Public    Net       Public
                               Offering  Amount    Offering
Amount of Investment           Price     Invested  Price*
------------------             --------  --------  --------
Less than $100,000                4.00%    4.17%      3.60%
$100,000 but less than $250,000   3.50     3.63       3.30
$250,000 but less than $500,000   2.50     2.56       2.30
$500,000 but less than $1,000,000 2.00     2.04       1.80
$1,000,000 or more                None**   None**

*  During the period from October 1, 1995 until December
   31, 1995, the Adviser will reallow the entire amount of the sales load to unaffiliated dealers responsible for sales of Class A shares during such period.
** There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of .75% may apply with respect to Class A shares if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

PROSPECTUS
November 1, 1994
(Revised February 1, 1995)

                     MIDWEST GROUP TAX FREE TRUST
                    312 WALNUT STREET, 21ST FLOOR
                     CINCINNATI, OHIO  45202-4094

                      OHIO INSURED TAX-FREE FUND
                      --------------------------
     The Ohio Insured Tax-Free Fund (the "Fund"), a separate series of Midwest Group Tax Free Trust, seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. Insurance does not guarantee the value of the Fund's shares.

     THE FUND IS A NON-DIVERSIFIED SERIES AND THEREFORE MAY
INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN OHIO MUNICIPAL
OBLIGATIONS ISSUED BY ONE ISSUER.

     The Fund offers two classes of shares: Class A shares (sold subject to a maximum 4% front-end sales load and a 12b-1 fee of up to .25% of average daily net assets) and Class C shares (sold subject to a 1% contingent deferred sales load for a one-year period and a 12b-1 fee of up to 1% of average daily net assets). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

     Midwest Group Financial Services, Inc. (the "Adviser") manages the Fund's investments and its business affairs.

     This Prospectus sets forth concisely the information about the Fund that you should know before investing.
Please retain this Prospectus for future reference.  A
Statement of Additional Information dated November 1, 1994 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling one of the numbers listed below.


-----------------------------------------------------------
For Information or Assistance in Opening An Account, Please
Call:
Nationwide (Toll-Free) . . . . . . . . . . . . . . . . . .800-543-0407
Cincinnati . . . . . . . . . . . . . . . . . . . . . . . .513-629-2050
------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION                              Class A     Class C
-------------------                               Shares      Shares
                                                  -------     -------
Shareholder Transaction Expenses
--------------------------------
     Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)                4%          None
     Maximum Contingent Deferred Sales Load
     (as a percentage of original purchase price)       None        1%
     Sales Load Imposed on Reinvested Dividends         None        None
     Exchange Fee                                       None        None
     Wire Redemption Processing Fee                     $8.00       $8.00

Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------
                                        Class A Shares   Class C Shares
                                        --------------   --------------
     Management Fees                        .50%              .50%
     12b-1 Fees(A)                          .04%              .54%
     Other Expenses                         .21%              .21%
                                            ----             -----
     Total Fund Operating Expenses          .75%             1.25%
                                            ====             =====
(A) Class A shares may incur 12b-1 fees in an amount up to .25% of average net assets and Class C shares may incur 12b-1 fees in an amount up to 1.00% of average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.

     The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses of Class A shares are based on amounts incurred during the most recent fiscal year. The percentages expressing annual fund operating expenses of Class C shares are based on estimated amounts for the current fiscal year. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example                       1 Year    3 Years   5 Years   10 Years
-------                       ------    -------   -------   --------
You would pay the following
expenses on a $1,000 invest-
ment, assuming (1) 5% annual
return and (2) redemption at
the end of each time period:
     Class A Shares           $ 47      $  63      $ 80     $  129
     Class C Shares           $ 23      $  40      $ 69     $  151

FINANCIAL HIGHLIGHTS
--------------------
 The following information, which has been audited by Arthur Andersen LLP, is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of June 30, 1994 and related auditors' report appear in the Statement of Additional Information of the Fund, which can be obtained by shareholders at no charge by calling MGF
Service Corp. (Nationwide call toll-free 800-543-0407, in
Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.

Per Share Data for a Share Outstanding Throughout Each Period

                                                                          Class A
                                             ___________________________________________________________________________________
                                                                                                                  From Date of
                           Class A   Class C                                                                     Public Offering
                            Year     Period                                                                      (April 1, 1985)
                            Ended    Ended                            Year Ended June 30,                            through
                          June 30,  June 30,                                                                         June 30,
                            1994     1994(A)   1993     1992     1991     1990     1989     1988     1987     1986     1985
                         _______________________________________________________________________________________________________
Net asset value at
  beginning of period....  $12.41    $12.62   $11.67   $11.13   $10.96   $11.11   $10.85   $10.91   $10.94   $10.24   $10.00
                          -------   -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Income from investment
  operations:
  Net investment income..    0.61      0.36     0.65     0.70     0.68     0.74     0.76     0.77     0.76     0.79     0.19
  Net realized and
   unrealized gains
  (losses) on investments   (0.64)    (0.85)    0.74     0.54     0.17    (0.15)    0.26    (0.06)   (0.03)    0.70     0.24
                           -------   -------  ------   ------   ------   ------   ------   ------   ------   ------   ------
Total from investment
   operations ...........   (0.03)    (0.49)    1.39     1.24     0.85     0.59     1.02     0.71     0.73     1.49     0.43
                           ------    -------  ------   ------   ------   ------   ------   ------   ------   ------   ------
Less distributions:
  Distributions from net
   investment income ....   (0.61)    (0.36)   (0.65)   (0.70)   (0.68)   (0.74)   (0.76)   (0.77)   (0.76)   (0.79)   (0.19)
  Distributions from net
   realized gains........   (0.03)    (0.03)      --       --       --       --       --       --       --       --       --
                           ------    -------  ------   ------   ------   ------   ------   ------   ------   ------   ------
Total distributions .....   (0.64)    (0.39)   (0.65)   (0.70)   (0.68)   (0.74)   (0.76)   (0.77)   (0.76)   (0.79)   (0.19)
                           ------    -------  ------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value at
  end of period .........  $11.74    $11.74   $12.41   $11.67   $11.13   $10.96   $11.11   $10.85   $10.91   $10.94   $10.24
                          =======    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

Total return(B)  ........  (0.41%)  (6.05%)(D) 12.24%   11.55%   7.98%    5.53%     9.75%    6.80%    6.73%   15.12%   17.21%(D)
                          =======    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

Net assets at end
  of period (000's) ..... $79,889    $2,659   $81,101  $49,288  $20,791  $16,928  $17,741   $11,822  $17,534  $12,732  $3,659

Ratios net of fees waived and
  expenses reimbursed
  by the Adviser(C):
   Ratio of net expenses to
      average net assets.   0.75%    1.22%(D)   0.75%   0.60%    1.07%    1.02%     1.15%     1.28%   1.06%     1.04%  1.00%(D)
   Ratio of net investment
        income to average
        net assets.......   4.94%    4.09%(D)   5.35%   6.10%    6.14%    6.74%     6.96%     7.21%   6.77%     7.44%  7.61%(D)
Ratios assuming no Adviser
  waiver of fees or expense
  reimbursement:
   Ratio of expenses to
      average net assets    0.75%    1.28%(D)   0.75%   0.77%    1.07%    1.07%     1.15%     1.52%   1.20%     1.12%  1.00%(D)
   Ratio of net investment
      income to average
      net assets ........   4.94%    4.03%(D)   5.35%   5.93%    6.14%    6.69%     6.96%     6.97%   6.63%     7.36%  7.61%(D)

Portfolio turnover rate..     45%      45%(D)     15%      3%      86%      29%       49%       19%     24%       18%     0%

(A)For Class C shares, represents the period from the initial public offering of shares (November 1, 1993) through June 30, 1994.
(B)The total returns shown do not include the effect of applicable front-end sales loads.
(C)The Adviser has periodically absorbed expenses of the Fund through waiver of the investment advisory fee or reimbursement of other operating expenses.
(D)Annualized.

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------

     The Fund is a series of Midwest Group Tax Free Trust (the "Trust"). The Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     The Fund seeks to achieve its investment objective by investing primarily in investment grade long-term Ohio Obligations (described below) that are insured as to the timely payment of principal and interest. Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in Ohio Obligations which are insured as to payment of interest and principal either by an insurance policy obtained by the issuer of the obligation at original issuance or by an insurance policy obtained by the Fund from a recognized insurer. In the event of a default on an insured obligation, the insurer is required to make payments of interest and principal, when due, to the Fund. Insurance does not guarantee the market value of the
obligations or the value of the shares of the Fund.   The
Fund also may own uninsured Ohio Obligations, including obligations where the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations of the U.S. Government. The Fund may also invest up to 20% of its net assets in short-term Ohio Obligations which are not insured, since insurance on these obligations is generally unavailable. For temporary defensive purposes, the Fund may invest more than 20% of its net assets in uninsured short-term Ohio Obligations. The Board of Trustees may terminate the practice of investing in insured obligations if it determines that such practice is not in the best interests of the Fund's shareholders. For a further discussion of the types of insurance available to the Fund, see "Insurance."

     The Fund invests in Ohio Obligations and other securities which are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Ratings Group (AAA, AA, A or BBB) or Fitch Investors Services, Inc. (AAA, AA, A or BBB), or unrated securities determined by the Adviser to be of comparable quality. While securities in these categories are generally accepted as being of investment grade, the fourth highest grade is considered to be a medium grade and has speculative characteristics even though it is regarded as having adequate capacity to pay interest and repay principal.

     It is anticipated that under normal circumstances the Fund's dollar-weighted average maturity will be more than fifteen years, although the Fund may invest in securities of any maturity, including tax-exempt notes and commercial paper determined by the Adviser to meet the Fund's quality standards. The Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG 1, MIG 2 or MIG 3) or Fitch (F-1+, F-1 or F-2) or the two highest grades by Standard & Poor's (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), Standard & Poor's (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2). The Statement of Additional Information contains a description of tax-exempt notes and commercial paper and a description of Moody's, Standard & Poor's and Fitch ratings. If the Adviser determines that the market conditions warrant a shorter dollar-weighted average maturity, the Fund's investments will be adjusted accordingly, but not so as to reduce the Fund's dollar-weighted average maturity below ten years.

     It is a fundamental policy that under normal market conditions the Fund's assets will be invested so that at least 80% of the annual income of the Fund will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This policy may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The term "majority" of the outstanding shares means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

     The Fund may, from time to time, invest in other short-term, high-quality obligations for temporary defensive purposes (subject to the fundamental policy that under normal market conditions the assets of the Fund will be invested so that at least 80% of its annual income is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax). These include, but are not limited to, obligations the interest on which is exempt from federal, but not Ohio, income tax and taxable obligations such as certificates of deposit and other bank debt instruments, commercial paper, obligations issued by the U.S. Government or any of its agencies or instrumentalities and repurchase agreements. Except for temporary defensive purposes, the Fund's assets will be invested so that no more than 20% of the Fund's annual income will be subject to federal income tax. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its net assets will be invested in any one type of taxable obligation. Taxable obligations are more fully described in the Statement of Additional Information. The Fund may invest in these other short-term obligations, for example, due to market conditions under which Ohio Obligations are temporarily unavailable for purchase or available only in limited amounts, or pending investment of proceeds of sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. The Fund reserves the right to hold cash reserves as the Adviser deems necessary for temporary defensive purposes. Although interest earned on these short-term obligations is taxable as ordinary income for federal and/or Ohio income tax purposes, the Fund intends to minimize taxable income through investment, when possible, in other available securities exempt from federal and/or Ohio income taxes, including shares of investment companies whose dividends are tax-exempt. The Fund may invest up to 10% of its total assets in shares of other investment companies. Investments by the Fund in shares of other investment companies may result in duplication of sales loads and advisory, administrative and distribution fees. The Fund will not invest more than 5% of its total assets in securities of any single investment company and will not purchase more than 3% of the outstanding voting securities of any investment company.

     Ohio Obligations
     ----------------
     Ohio Obligations are debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax, including the alternative minimum tax, and Ohio personal income tax. For purposes of this definition, Ohio Obligations include participation interests in Ohio Obligations and shares of an investment company which invests its assets so that at least 80% of its annual income is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. Ohio Obligations are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Ohio Obligations consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper. The Statement of Additional Information contains a description of tax-exempt bonds, notes and commercial paper.

     The two principal classifications of Ohio Obligations are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility, and therefore investments in these bonds have more potential risk. The Fund's ability to achieve its investment objective depends to a great extent on the ability of these various issuers to meet their scheduled payments of principal and interest on obligations which are not insured. Tax-exempt notes generally are used to provide short-term capital needs and generally have maturities of one year or less. The tax-exempt notes in which the Fund may invest are tax anticipation notes (TANs), revenue anticipation notes
(RANs) and bond anticipation notes (BANs). TANs, RANs and BANs are issued by state and local government and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales, respectively. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes.

     The Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. The Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

     From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, the Fund will not invest more than 25% of its assets in securities backed by nongovernmental users which are in the same industry. Interest on municipal obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

     The Fund may purchase other types of tax-exempt obligations which may become available in the future, provided the obligations are consistent with the Fund's investment objective and policies, the Adviser believes their quality meets the Fund's quality standards, and this Prospectus has been appropriately revised to reflect the Fund's policies with respect to such obligations.

     Insurance
     ---------
     Ohio Obligations purchased by the Fund may be insured by one of the following types of insurance: new issue insurance, mutual fund insurance, or secondary insurance.

     NEW ISSUE INSURANCE. A new issue insurance policy is purchased by the issuer or underwriter of an obligation in order to increase the credit rating of the obligation. All premiums are paid in advance by the issuer or underwriter.
A new issue insurance policy is non-cancelable and continues in effect as long as the obligation is outstanding and the insurer remains in business.

     MUTUAL FUND INSURANCE. A mutual fund insurance policy is purchased by the Fund from an insurance company. All premiums are paid from the Fund's assets, thereby reducing the yield from an investment in the Fund. A mutual fund insurance policy is non-cancelable except for non-payment of premiums and remains in effect only as long as the Fund holds the insured obligation. In the event the Fund sells an obligation covered by a mutual fund policy, the insurance company is liable only for those payments of principal and interest then due and in default. If the Fund holds a defaulted obligation, the Fund continues to pay the insurance premium thereon but is entitled to collect interest payments from the insurer and may collect the full amount of principal from the insurer when the obligation becomes due. Accordingly, it is expected that the Fund will retain in its portfolio any obligations so insured which are in default or are in significant risk of default to avoid forfeiture of the value of the insurance feature of such obligations, which would not be reflected in the price for which the Fund could sell such obligations. In valuing such defaulted obligations, the Fund will value the insurance in an amount equal to the difference between the market value of the defaulted obligation and the market value of similar obligations which are not in default. Because the Fund must hold defaulted obligations in its portfolio, its ability in certain circumstances to purchase other obligations with higher yields will be limited.

     SECONDARY INSURANCE. A secondary insurance policy insures an obligation for as long as it remains outstanding, regardless of the owner of such obligation. Premiums are paid by the Fund and coverage is non-cancelable, except for non-payment of premiums. Because secondary insurance provides continuous coverage during the term of the obligation, it provides greater marketability of the Fund's obligations than is allowed under a mutual fund insurance policy. Thus, the Fund with secondary insurance may sell an obligation to a third party as a high-rated insured security at a higher market price than would otherwise be obtained if the obligation were insured under a mutual fund policy. Secondary insurance also gives the Fund the option of selling a defaulted obligation rather than compelling it to hold a defaulted security in its portfolio so that it may continue to be afforded insurance protection.

     The Fund currently intends to purchase only Ohio Obligations which are insured by the issuer of the obligation under a new issue insurance policy. In the event the Adviser makes a recommendation to purchase an obligation which is not otherwise insured, the Fund may purchase such obligation and thereafter obtain mutual fund or secondary insurance. The Fund will purchase insurance from, or obligations insured by, Municipal Bond Investors Assurance Corporation, AMBAC Indemnity Corp. and Financial Guaranty Insurance Company. The Fund may also purchase insurance from, or obligations insured by, other insurance companies provided that such companies have a claims-paying ability rated AAA by Standard and Poor's or Aaa by Moody's. There can be no assurance that any insurer will be able to meet its obligations under an insurance policy.

     Risk Factors
     ------------
     The market value of investments available to the Fund, and therefore the Fund's yield and net asset value, will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors beyond the control of the Adviser. The value of the Fund's portfolio securities usually declines when interest rates rise and usually rises when interest rates decline. In addition, in instances where a security is not insured, the financial condition of an issuer or adverse changes in general economic conditions, or both, may impair the issuer's ability to make payments of interest and principal. There is no limit on the percentage of a single issue of tax-exempt obligations that the Fund may own. If the Fund holds a significant portion of the obligations of an issuer, there may not be a readily available market for the obligations. Reduced diversification could involve an increased risk to the Fund should an issuer of an uninsured obligation be unable to make interest or principal payments or should the market value of Ohio Obligations decline.

     The Fund may invest in Ohio Obligations which are rated within the four highest grades assigned by Moody's, Standard & Poor's or Fitch. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event a security's rating is reduced below the Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Adviser's assessment of the most opportune time for sale. Although lower rated securities will generally provide higher yields than higher rated securities of similar maturities, they are subject to a greater degree of market fluctuation. Ohio Obligations rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. In management's opinion, however, the risk involved in investing in these Baa or BBB rated obligations will be substantially reduced by insurance. In addition, Ohio Obligations with longer maturities generally offer both higher yields and greater exposure to market fluctuation from changes in interest rates. While insurance minimizes the risks to the Fund by protecting against loss from defaults by the issuer, it does not protect against market fluctuation. Consequently, investors in the Fund should be aware that there is a possibility of greater fluctuation in the Fund's net asset value.

     There are also risks of reduced diversification because the Fund invests primarily in obligations of issuers within a single state. The Fund is more likely to invest its assets in the securities of fewer issuers because of the relatively smaller number of issuers of Ohio Obligations. The Fund's performance is closely tied to conditions within the State of Ohio and to the financial condition of the State and its authorities and municipalities. The economy in the State of Ohio is reliant in part upon durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, economic activity in Ohio tends to be more cyclical than in some other states and in the nation as a whole. However, the State has experienced steady growth and diversification of employment and earnings in the last decade. Ohio remains highly industrialized, but the manufacturing component of the economy dropped to 22.7% of employment in 1990, compared to 28.9% in 1980. In addition, the manufacturing industry is stronger after a period of restructuring in the early 1980s and has performed fairly well through the current recession. Economic problems, including high unemployment, have had and may have varying effects on the different geographic areas of the State and the political subdivisions located therein. In line with national trends, the state has experienced budget shortfalls due to weak revenue results and higher-than-budgeted human services expenditures. Although revenue obligations of the State of Ohio or its political subdivisions may be payable from a specific project or source, there can be no assurance that future economic and political developments and the resulting impact on state and local governmental finances will not adversely affect the market value of the Ohio Obligations held by the Fund or the ability of a specific issuer to make interest or principal payments.

     The Fund is a non-diversified fund under the Investment Company Act of 1940. Thus, its investments may be more concentrated in fewer issuers than those of a diversified fund. This concentration may cause greater fluctuation in the Fund's net asset value. As the Fund intends to comply with Subchapter M of the Internal Revenue Code, it may invest up to 50% of its assets at the end of each quarter of its fiscal year in as few as two issuers, provided that no more than 25% of the assets are invested in one issuer.
With respect to the remaining 50% of its assets at the end of each quarter, it may invest no more than 5% in one issuer.

     Certain provisions in the Tax Reform Act of 1986 relating to the issuance of municipal obligations may reduce the volume of municipal obligations qualifying for federal tax exemptions. Shareholders should consult their tax advisors concerning the effect of these provisions on an investment in the Fund. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of municipal obligations for investment by the Fund so as to adversely affect its shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of municipal obligation as taxable, the Fund would treat such security as a permissible taxable investment within the applicable limits set forth herein.

     Other Investment Techniques
     ---------------------------
     The Fund may also engage in the following investment techniques, each of which may involve certain risks:

     PARTICIPATION INTERESTS. The Fund may purchase participation interests in tax-exempt obligations owned by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the principal amount of the obligation and provides that the holder may demand repurchase within a specified period. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. Participation interests will be purchased only if, in the opinion of counsel to the issuer, interest income on the participation interests will be tax-exempt when distributed as dividends to shareholders. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of its participation interest in the tax-exempt obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the obligation, as needed to provide liquidity to meet redemptions, or to maintain a high-quality investment portfolio. The Fund will not invest more than 10% of its net assets in participation interests that do not have this demand feature and all other illiquid securities.

     FLOATING AND VARIABLE RATE OBLIGATIONS. The Fund may invest in floating or variable rate tax-exempt obligations. Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate which is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values. The Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit the Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on specific dates once or twice each year. The Fund will not invest more than 10% of its net assets in floating or variable rate obligations as to which the Fund cannot exercise the demand feature on not more than seven days' notice if the Adviser, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. If the Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets the Fund's quality standards, the Adviser will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the credit-worthiness of a party relying on a foreign bank for credit support, the Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment.

     INVERSE FLOATING OBLIGATIONS. The Fund may invest in securities representing interests in tax-exempt obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term tax-exempt obligations or an index of short-term tax-exempt obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate long-term tax-exempt obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market values of fixed-rate tax-exempt obligations.

     WHEN-ISSUED OBLIGATIONS. The Fund may invest in when-issued tax-exempt obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. The Fund will maintain a segregated account with its Custodian of cash or high-quality liquid debt securities, marked to market daily, in an amount equal to its when-issued commitments. Because these transactions are subject to market fluctuations, a significant commitment to when-issued purchases could result in greater fluctuation of the Fund's net asset value. The Fund will only make commitments to purchase when-issued obligations with the intention of actually acquiring the obligations and not for the purpose of investment leverage.

     LENDING PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. Government obligations, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. The Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed by the Fund without the affirmative vote of a majority of its outstanding shares.

     OBLIGATIONS WITH PUTS ATTACHED. The Fund may purchase tax-exempt obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." The Fund may purchase tax-exempt obligations with puts attached from banks and broker-dealers. The Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on tax-exempt obligations, the price which the Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation. The Fund intends to purchase such obligations only from sellers deemed by the Adviser, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by the Fund will not exceed 10% of its net assets.

     LEASE OBLIGATIONS. The Fund may invest in tax-exempt obligations that constitute participations in lease obligations or installment purchase contract obligations ("lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Fund will seek to minimize these risks by not investing more than 10% of its net assets in lease obligations if the Adviser determines that there is no secondary market available for these obligations and all other illiquid securities, and by only investing in "non-appropriation" lease obligations that meet certain criteria of the Adviser. The Fund does not intend to invest more than an additional 5% of its net assets in municipal lease obligations determined by the Adviser, under the direction of the Board of Trustees, to be liquid. The Fund will only purchase unrated lease obligations which meet the Fund's quality standards, as determined by the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

     SECURITIES WITH LIMITED MARKETABILITY. The Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to the demand feature described above; floating and variable rate obligations as to which the Fund cannot exercise the related demand feature described above and as to which there is no secondary market; lease obligations for which there is no secondary market; and repurchase agreements not terminable within seven days.

     BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. The Fund will not make any additional purchases of portfolio securities while borrowings are outstanding. Borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

HOW TO PURCHASE SHARES
----------------------
     Your initial investment in the Fund ordinarily must be at least $1,000. You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Trust's principal underwriter, Midwest Group Financial Services, Inc. (the "Adviser"). You may also make a direct initial investment by sending a check and a completed account application form to MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Ohio Insured Tax-Free Fund." An account application is included in this Prospectus.

     The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not ordinarily issued, but you may receive a certificate without charge by sending a written request to MGF Service Corp. Certificates for fractional shares will not be issued. If a certificate has been issued to you, you will not be permitted to exchange shares by telephone or to use the automatic withdrawal plan as to those shares. The Trust and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

     Investors should be aware that the Fund's account application contains provisions in favor of the Trust, MGF Service Corp. and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone exchanges) made available to investors.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or MGF
Service Corp. in the transaction.

     OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to MGF
Service Corp. at the address or numbers listed below.

     After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

     Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to MGF Service
Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the "Ohio Insured Tax-Free
Fund."

     Under the Open Account Program, you may also purchase shares of the Fund by bank wire. Please telephone MGF
Service Corp. (Nationwide call toll-free 800-543-0407; in
Cincinnati call 629-2050) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but MGF Service Corp.
reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

     Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order. If a broker-dealer received concessions for selling shares of the Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

     SALES LOAD ALTERNATIVES

     The Fund offers two classes of shares which may be purchased at the election of the purchaser. The two classes of shares each represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the incremental expenses associated with the distribution fee (see "Distribution Plans"). Shares of the Fund purchased prior to November 1, 1993 are Class A shares.

     The Fund's alternative sales arrangements permit investors to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold his shares and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur a higher initial sales load and be subject to lower ongoing charges, as discussed below, or to have a larger portion of the initial purchase price invested in the Fund with the investment thereafter being subject to higher ongoing charges. A salesperson or any other person entitled to receive any portion of a distribution fee may receive different compensation for selling Class A or Class C shares.

     As an illustration, investors who qualify for significantly reduced sales loads as described below, might elect the Class A sales load alternative because similar sales load reductions are not available for purchases under the Class C sales load alternative. Moreover, shares acquired under the Class A sales load alternative would be subject to lower ongoing distribution fees as described below. Investors not qualifying for reduced initial sales loads who expect to maintain their investment for an extended period of time might also elect the Class A sales load alternative because over time the accumulated continuing distribution fees on Class C shares may exceed the difference in initial sales loads between Class A and Class C shares. Again, however, such investors must weigh this consideration against the fact that less of their funds will be invested initially under the Class A sales load alternative. Furthermore, the higher ongoing distribution fees will be offset to the extent any return is realized on the additional funds initially invested under the Class C sales load alternative.

     Some investors might determine that it would be more advantageous to utilize the Class C sales load alternative to have more of their funds invested initially, although remaining subject to higher ongoing distribution fees and, for a one-year period, being subject to a contingent deferred sales load. For example, based on estimated fees and expenses, an investor subject to the maximum 4% initial sales load on Class A shares who elects to reinvest dividends in additional shares would have to hold the investment in Class A shares approximately 7 years before the accumulated ongoing distribution fees on the alternative Class C shares would exceed the initial sales load plus the accumulated ongoing distribution fees on Class A shares. In this example and assuming the investment was maintained for more than 7 years, the investor might consider purchasing Class A shares. This example does not take into account the time value of money which reduces the impact of the higher ongoing Class C distribution fees, fluctuations in net asset value or the effect of different performance assumptions.

     In addition to the compensation otherwise paid to securities dealers, the Adviser may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds in the Midwest Group during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

Class A Shares
--------------
     Class A shares of the Fund are purchased at the public offering price. The public offering price of Class A shares is the next determined net asset value per share plus a sales load as shown in the following table.

                                                  Dealer
                                  Sales Load    Reallowance
                                    as % of:       as % of
                                Public      Net     Public
                               Offering   Amount   Offering
Amount of Investment            Price     Invested   Price
--------------------           --------   -------- --------
Less than $100,000                4.00%      4.17%    3.60%
$100,000 but less than $250,000   3.50       3.63     3.30
$250,000 but less than $500,000   2.50       2.56     2.30
$500,000 but less than $1,000,000 2.00       2.04     1.80
$1,000,000 or more                None       None     None

     Under certain circumstances, the Adviser may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Adviser retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

     Class A shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by MGF Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by MGF Service Corp. after 4:00 p.m. and orders received from dealers after 5:00 p.m. are confirmed at the public offering price next determined on the following business day.

     REDUCED SALES LOAD. A "purchaser" (defined below) may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of his existing Class A shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made in any load fund distributed by the Adviser pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The load funds currently distributed by the Adviser are listed in the Exchange Privilege section of this Prospectus. Shareholders should contact MGF Service Corp. for information about the Right of Accumulation and Letter of Intent.

     PURCHASES AT NET ASSET VALUE. You may purchase Class A shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by the Adviser. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of Class A shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the "Ohio Insured Tax-Free Fund." The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Trust for further information.

     Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase Class A shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase
Class A shares at net asset value.

     In addition, Class A shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Adviser, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

     Clients of investment advisers and financial planners may also purchase Class A shares of the Fund at net asset value if their investment adviser or financial planner has made arrangements to permit them to do so with the Trust and the Adviser. The investment adviser or financial planner must notify MGF Service Corp. that an investment qualifies as a purchase at net asset value.

     Trustees, directors, officers and employees of the Trust, the Adviser or MGF Service Corp., including members of the immediate family of such individuals, may also purchase Class A shares of the Fund at net asset value.

     ADDITIONAL INFORMATION. For purposes of determining the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact MGF Service Corp. for additional information concerning purchases at net asset value or at reduced sales loads.

Class C Shares
--------------
     Class C shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by MGF Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by MGF Service Corp. after 4:00 p.m. and orders received from dealers after 5:00 p.m. are confirmed at the net asst value next determined on the following business day.

     A contingent deferred sales load is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

     Whether a contingent deferred sales load is imposed
will depend on the amount of time since the investor made a
purchase payment from which an amount is being redeemed.
Purchases are subject to the contingent deferred sales load
according to the following schedule:
                                       Contingent
               Year Since Purchase      Deferred
               Payment was Made        Sales Load
               -------------------     ----------
                  First Year               1%
                  Thereafter              None

     In determining whether a contingent deferred sales load is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected). If the earliest purchase from which a redemption has not yet been effected was made within one year before the redemption, then a deferred sales load at the rate of 1% will be imposed.

     The following example will illustrate the operation of the contingent deferred sales load. Assume that an individual opens an account and purchases 1,000 shares at $10 per share and that six months later the net asset value per shares is $12 and, during such time, the investor has acquired 50 additional shares through reinvestment of distributions. If at such time the investor should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

     All sales loads imposed on redemptions are paid to the Adviser. The Adviser intends to pay a commission of 1% of the purchase amount to participating brokers at the time the investor purchases Class C shares.

     The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

SHAREHOLDER SERVICES
--------------------
     Contact MGF Service Corp. (Nationwide call toll-free
800-543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

     Automatic Withdrawal Plan
     -------------------------
     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional Class A shares of the Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

     Direct Deposit Plans
     --------------------
     Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

     Automatic Investment Plan
     -------------------------
     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. MGF Service Corp. pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

     Reinvestment Privilege
     ----------------------
     If you have redeemed Class A shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within thirty days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
--------------------
     You may redeem shares of the Fund on each day that the Trust is open for business by sending a written request to MGF Service Corp. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $5,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

     You may also redeem shares of the Fund by placing a wire redemption request through a securities dealer. Unaffiliated dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the dealer of your wire redemption request. It is the responsibility of dealers to properly transmit wire redemption orders.

     If your instructions request a redemption by wire, you will be charged an $8 processing fee by MGF Service Corp.
MGF Service Corp. reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House
(ACH) transaction. There is currently no charge for ACH transactions. Contact MGF Service Corp. for more information about ACH transactions.

     If a certificate for the shares of the Fund was issued, it must be delivered to MGF Service Corp., or the dealer in the case of a wire redemption, duly endorsed or accompanied by a duly endorsed stock power, with the signature guaranteed by any of the eligible guarantor institutions outlined above.

     A contingent deferred sales load may apply to a redemption of Class C shares. See "How to Purchase Shares -
Class C Shares."

     Shares are redeemed at their net asset value per share next determined after receipt by MGF Service Corp. of your redemption request in the form described above, less, in the case of Class C shares, any applicable contingent deferred sales load. Payment is normally made within seven days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

     The Trust and MGF Service Corp. will consider all written and verbal instructions as authentic and will not be responsible for the processing of exchange instructions received by telephone which are reasonably believed to be genuine or the delivery or transmittal of the redemption proceeds by wire. The affected shareholders will bear the risk of any such loss. The privilege of exchanging shares by telephone is automatically available to all shareholders. The Trust or MGF Service Corp., or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or MGF Service Corp. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.
These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

     At the discretion of the Trust or MGF Service Corp., corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than $1,000 (based on actual amounts invested including any sales load paid, unaffected by market fluctuations) or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

     The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than seven days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------
     Shares of the Fund and of any other fund of the Midwest
Group of Funds may be exchanged for each other.

     Class A shares of a fund may be exchanged for Class A shares of any other fund and for shares of any other fund which offers only one class of shares (provided such fund does not impose a contingent deferred sales load). A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

     Class C shares of a fund may be exchanged, on the basis of relative net asset value per share, for Class C shares of any other fund, for shares of any fund which is a money market fund, and for shares of any other fund which offers only one class of shares and which imposes a contingent deferred sales load. A fund will "tack" the period for which the shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. The period of time that Class C shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable.

     The following are the funds of the Midwest Group of Funds currently offered to the public. Funds sold with a sales load are indicated by an asterisk.

 Midwest Group Tax Free Trust           Midwest Strategic Trust
 ----------------------------           -----------------------
 Tax-Free Money Fund                   *U.S. Government Securities Fund
 Ohio Tax-Free Money Fund              *U.S. Government Long Maturity Fund
 California Tax-Free Money Fund        *Equity Fund
 Royal Palm Florida Tax-Free           *Utility Fund
   Money Fund                          *Treasury Total Return Fund
 Government Housing Tax-Exempt Fund
*Tax-Free Intermediate Term Fund       Midwest Income Trust
*Ohio Insured Tax-Free Fund            --------------------
                                     Short Term Government Income Fund
                                     Institutional Government Income Fund
                                     *Intermediate Term Government Income
                                         Fund
                                     *Adjustable Rate U.S. Government
                                         Securities Fund
                                      *Global Bond Fund

     You may request an exchange by sending a written request to MGF Service Corp. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by MGF Service Corp.

     Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact MGF Service Corp. to obtain a current prospectus for any of the other funds in the Midwest Group and more information about exchanges among the Midwest Group of Funds.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
     All of the net investment income of the Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. The Fund will, at the time dividends are paid, designate as tax-exempt the same percentage of the distribution as the actual tax-exempt income earned during the period covered by the distribution bore to total income earned during the period; the percentage of the distribution which is tax-exempt may vary from distribution to distribution.

     Distributions are paid according to one of the following options:

     Share Option  -  income distributions and capital
                      gains distributions reinvested in
                      additional shares.

     Income Option -  income distributions and short-term
                      capital gains distributions paid in
                      cash; long-term capital gains
                      distributions reinvested in
                      additional shares.

     Cash Option   -  income distributions and capital
                      gains distributions paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share
Option.

     An investor in Class A shares who has received in cash any dividend or capital gains distribution from the Fund may return the distribution within thirty days of the distribution date to MGF Service Corp. for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify MGF Service Corp. that a distribution is being reinvested pursuant to this provision.

TAXES
-----
     The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund also intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

     Dividends received from the Fund that are exempt from federal income tax are exempt from the Ohio personal income tax and the net income base of the Ohio corporation franchise tax to the extent derived from interest on Ohio Obligations. However, shares of the Fund will be included in the computation of the Ohio corporation franchise tax on the net worth basis. Distributions received from the Fund are generally not subject to Ohio municipal income taxation.

     The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. For federal income tax purposes, a shareholder's proportionate share of taxable distributions from the Fund's net investment income as well as from net realized short-term capital gains, if any, is taxable as ordinary income. Since the Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares.

     Issuers of tax-exempt securities issued after August 31, 1986 are required to comply with various restrictions on the use and investment of proceeds of sales of the securities. Any failure by the issuer to comply with these restrictions would cause interest on such securities to become taxable to the security holders as of the date the securities were issued.

     Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax (at the rate of 26% to 28% for individuals and 20% for corporations). The Fund may invest in such "specified private activity bonds" subject to the requirement that it invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Fund may be a tax preference for corporate investors.

     Redemptions and exchanges of shares of the Fund are taxable events on which a shareholder may realize a gain or loss. If a shareholder buys shares of the Fund and sells them at a loss within six months, any loss will be disallowed for federal and Ohio income tax purposes to the extent of the exempt-interest dividends received on such shares. Any loss realized upon the sale of shares of the Fund within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net realized long-term capital gains during such six month period. In addition, shareholders should be aware that interest on indebtedness incurred to purchase or carry shares of the Fund is not deductible for federal income tax purposes. Shareholders receiving Social Security benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income.

     The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. The Fund will report to its shareholders the percentage and source of income earned on tax-exempt obligations held by it during the preceding year. An exemption from federal income tax and Ohio personal income tax may not result in similar exemptions under the laws of a particular state or local taxing authority.

     Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users; such persons should consult their tax advisors before investing in the Fund.

OPERATION OF THE FUND
---------------------
     The Fund is a non-diversified series of Midwest Group Tax Free Trust, an open-end management investment company organized as a Massachusetts business trust on April 13, 1981. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

     The Trust retains Midwest Group Financial Services, Inc., 312 Walnut Street, Cincinnati, Ohio (the "Adviser"), to manage the Fund's investments and its business affairs. The Adviser was organized in 1974 and is also the investment adviser to six other series of the Trust, five series of Midwest Income Trust and five series of Midwest Strategic Trust. The Adviser is a subsidiary of Leshner Financial, Inc., of which Robert H. Leshner is the controlling shareholder. The Fund pays the Adviser a fee equal to the annual rate of .5% of the average value of its daily net assets up to $100 million; .45% of such assets from $100 million to $200 million; .4% of such assets from $200 million to $300 million; and .375% of such assets in excess of $300 million.

     John J. Goetz, the Chief Investment Officer of the Adviser, is primarily responsible for managing the portfolio of the Fund. Mr. Goetz has been employed by the Adviser in various capacities since 1981 and has been managing the Fund's portfolio since October 1986.

     The Trust has retained MGF Service Corp., P.O. Box
5354, Cincinnati, Ohio, a subsidiary of Leshner Financial,
Inc., to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.

     MGF Service Corp. also provides accounting and pricing services to the Fund. MGF Service Corp. receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

     In addition, MGF Service Corp. has been retained by the Adviser to assist the Adviser in providing administrative services to the Fund. In this capacity, MGF Service Corp. supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Adviser (not the Fund) pays MGF Service Corp. a fee for these administrative services equal to one-fourth of its advisory fee from the Fund.

     The Adviser serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. Robert H. Leshner, Chairman and a director of the Adviser, is President and a Trustee of the Trust. John F. Splain, Secretary and General Counsel of the Adviser, is Secretary of the Trust.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment
Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

     Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of the Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1 (see "Distribution Plans"). When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLANS
------------------
     CLASS A SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Class A Plan") under which the Class A shares may directly incur or reimburse the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by MGF Service Corp.; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's Class A shares.

     Pursuant to the Class A Plan, the Fund may make payments to dealers and other persons, including the Adviser and its affiliates, who may be advising investors regarding the purchase, sale or retention of Class A shares. For the fiscal year ended June 30, 1994, Class A shares of the Fund paid $26,427 to the Adviser to reimburse it for payments made to dealers and other persons who may be advising shareholders regarding the retention of shares of the Fund.

     The annual limitation for payment of expenses pursuant to the Class A Plan is .25% of the Fund's average daily net assets allocable to Class A shares. Unreimbursed expenditures will not be carried over from year to year. In the event the Class A Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Class A Plan terminates.

     CLASS C SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Class C Plan") which provides for two categories of payments. First, the Class C Plan provides for the payment to the Adviser of an account maintenance fee, in an amount equal to an annual rate of .25% of the Fund's average daily net assets allocable to Class C shares, which may be paid to other dealers based on the average value of Fund shares owned by clients of such dealers. In addition, the Class C shares may directly incur or reimburse the Adviser in an amount not to exceed .75% per annum of the Fund's average daily net assets allocable to Class C shares for expenses incurred in the distribution and promotion of the Fund's Class C shares, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by MGF Service Corp.; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's Class C shares.

     Unreimbursed expenditures will not be carried over from year to year. In the event the Class C Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Class C Plan terminates. The Adviser may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

     GENERAL. Pursuant to the Plans, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     The Securities and Exchange Commission recently adopted amendments proposed by the National Association of Securities Dealers to its Rules of Fair Practice relating to asset-based sales charges of mutual funds. The amendments require fund-level accounting in which all sales charges - front-end load, 12b-1 fees or contingent deferred load - terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------
     On each day that the Trust is open for business, the share price (net asset value) of Class C shares and the public offering price (net asset value plus applicable sales load) of Class A shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     Tax-exempt portfolio securities are valued for the Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities.
If, in the Adviser's opinion, the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market maker's opinion as to the price that a willing buyer would pay for the security. All other securities (and other assets) of the Fund for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------
     From time to time, the Fund may advertise its "average annual total return." The Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Total return and yield are computed separately for Class A and Class C shares. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

     The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial investment. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.
A nonstandardized return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

     The "yield" of the Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. In addition, the Fund may advertise together with its "yield" a tax-equivalent yield which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund's "yield."

     From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators. The Fund may also present its performance and other investment characteristics, such as volatility, in light of the Adviser's view of current or historical trends.

     Further information about the Fund's performance is contained in the Trust's annual report which can be obtained by shareholders at no charge by calling MGF Service Corp. (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.

MIDWEST GROUP TAX FREE TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4004
Nationwide: (Toll-Free) 800-543-8721
Cincinnati: 513-629-2000

BOARD OF TRUSTEES
Gary W. Heldman
James C. Krumme
H. Jerome Lerner
Robert H. Leshner
Oscar P. Robertson
G. William Rohde
Bruce J. Simpson

OFFICERS
Robert H. Leshner, President
John F. Splain, Secretary
Mark J. Seger, Treasurer

INVESTMENT ADVISER
MIDWEST GROUP FINANCIAL SERVICES, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4004

TRANSFER AGENT
MGF SERVICE CORP.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
-------------------
Nationwide: (Toll-Free) 800-543-0407
Cincinnati: 513-629-2050

Rate Line
---------
Nationwide: (Toll-Free) 800-852-3809
Cincinnati: 513-579-0999

                          TABLE OF CONTENTS
                           ------------------
Expense Information. . . . . . . . . . . . . . . . . . . . . . . . . .
Financial Highlights. . . . . .. . . . . . . . . . . . . . . . . . . .
Investment Objective and Policies. . . . . . . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . . . . . . . .
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . . . . . . . .
Exchange Privilege . . . . . . . . . . . . . . . . . . . . . . . . . .
Dividends and Distributions. . . . . . . . . . . . . . . . . . . . . .
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Operation of the Fund. . . . . . . . . . . . . . . . . . . . . . . . .
Distribution Plans . . . . . . . . . . . . . . . . . . . . . . . . . .
Calculation of Share Price and Public Offering Price . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . . . . . . . .


     No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.


Account Application                                               ACCOUNT NO.  ____________________________
                                                                                    (For Fund Use Only)
Please mail account application to:
MGF Service Corp.
P.O. Box 5354                                                         FOR BROKER/DEALER USE ONLY
Cincinnati, Ohio 45201-5354                                           Firm Name:______________________________________
Ohio Insured                                                          Home Office Address:____________________________
Tax Free Fund                                                         Branch Address:_________________________________
[  ]  A Shares (9)                                                    Rep Name & No.:_________________________________
[  ]  C Shares (14)                                                   Rep Signature:__________________________________

___________________________________________________________________________________________________________________

Initial Investment of $___________________ ($1,000 Minimum)

[  ]  Check or draft enclosed payable to the Fund.

[  ]  Bank Wire From: _________________________________________________________________________________________________

[  ]  Exchange From: _________________________________________________________________________________________________
                    (Fund Name)                                       (Fund Account Number)

Account Name                                                          S.S. #/Tax l.D.#

_________________________________________________________________     _________________________________________________
Name of Individual, Corporation, Organization, or Minor, etc.         (In case of custodial account
                                                                       please list minor's S.S.#)

_________________________________________________________________     Citizenship:   [  ]  U.S.
Name of Joint Tenant, Partner, Custodian                                             [  ]  Other ______________________

Address                                                               Phone

_________________________________________________________________     (_____)__________________________________________
Street or P.O. Box                                                    Business Phone

_________________________________________________________________     (_____)__________________________________________
City                                    State          Zip            Home Phone

Check Appropriate Box:   [  ] Individual     [  ] Joint Tenant (Right of survivorship presumed)     [  ] Partnership
[  ] Corporation    [  ] Trust     [  ] Custodial      [  ] Non-Profit     [  ] Other

Occupation and Employer Name/Address __________________________________________________________________________________

Are you an associated person of an NASD member?   [  ]  Yes   [  ]   No
___________________________________________________________________________________________________________________

TAXPAYER IDENTIFICATION NUMBER _ Under penalties of perjury I certify that the Taxpayer Identification Number listed above is my correct number. Check box if appropriate:
[  ] I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code; or I am not
subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.
[  ] I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security
Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.
___________________________________________________________________________________________________________________

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)
[  ]  Share Option    _  Income distributions and capital gains distributions automatically reinvested in additional shares.
[  ]  Income Option   _  Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.
[  ]  Cash Option     _  Income distributions and capital gains distributions paid in cash.
____________________________________________________________________________________________________________________________

REDUCED SALES CHARGES
Right of Accumulation:  I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of eligible load funds of the Midwest Group of Funds.

                         Account Number/Name                                    Account Number/Name
___________________________________________________________-     ________________________________________________________

___________________________________________________________-     ________________________________________________________

Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your Letter of Intent.)
[  ] l agree to the Letter of Intent in the current Prospectus of Midwest Group Tax Free Trust.  Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning ______________________ 19
_______ (Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the load funds of the Midwest Group of
Funds at least equal to (check appropriate box):
          [  ] $100,000       [  ]  $250,000      [  ] $500,000       [  ]  $1,000,000
____________________________________________________________________________________________________________________________

SIGNATURES
By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints MGF Service Corp. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Fund for credit to the investor's account and to surrender for redemption shares held in the investor's account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor. The investor further agrees that MGF Service
Corp. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application.
The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release MGF Service Corp., Midwest Group Tax Free Trust, Midwest Group Financial Services, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein provided that such entities have exercised due care to determine that the instructions are genuine.



_______________________________________________________________-    ________________________________________________________

Signature of Individual Owner, Corporate Officer, Trustee, etc.                Signature of Joint Owner, if Any

___________________________________________________________-     ________________________________________________________

          Title of Corporate Officer, Trustee, etc.                                            Date

     NOTE:   Corporations, trusts and other organizations must complete the resolution form on the reverse side.
     Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.


AUTOMATIC INVESTMENT PLAN (Complete for Investments into the Fund)
The Automatic Investment  Plan is available for all established accounts of Midwest Group Tax Free Trust. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis.  The minimum investment is $50.00 per month.
For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ _________________per month in the Fund.          ABA Routing Number______________________________________

                                                                 FI Account Number_______________________________________

                                                                 [  ]  Checking Account        [  ]  Savings Account
_____________________________________________________________
Name of Financial Institution (FI)                               Please make my automatic investment on:

                                                                 [  ]  the last business day of each month
_____________________________________________________________    [  ]  the 15th day of each month
City                                    State                    [  ]  both the 15th and last business day


X____________________________________________________________    X________________________________________________________
(Signature of Depositor EXACTLY as it appears on FI Records)               (Signature of Joint Tenant - if any)

(Joint Signatures are required when bank account is in joint names.  Please sign exactly as signature appears on your FI's records.)

Please attach a voided check for the Automatic Investment Plan.

Indemnification to Depositor's Bank
     In consideration of your participation in a plan which MGF Service Corp. ("MGF") has put into effect, by which amounts, determined by your depositor, payable to the Fund, for purchase of shares of the Fund, are collected by MGF, MGF hereby agrees:
     MGF will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks.  MGF will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement.
MGF will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.
____________________________________________________________________________________________________________________________

AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund)
This is an authorization for you to withdraw  $_________________ from my mutual fund account beginning the last business day of the month of _____________________.

Please Indicate Withdrawal Schedule (Check One):

[  ] Monthly _ Withdrawals will be made on the last business day of each month.
[  ] Quarterly _ Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[  ] Annually _ Please make withdrawals on the last business day of the month of:____________________

Please Select Payment Method (Check One):

[  ] Exchange:  Please exchange the withdrawal proceeds into another Midwest account number:  ____  ____  _  ____  ____  ____  ____
____  ____  _  ____
[  ] Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[  ] ACH Transfer:  Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
I understand that the transfer will be completed in  two to three          business days and that there is no charge.
[  ] Bank Wire:  Please send my withdrawal proceeds via bank wire, to the account indicated below.  I understand that the wire will be completed in one business day and that there is an $8.00  fee.

Please attach a voided             _______________________________________________________________________________________
check for ACH or bank wire         Bank Name                               Bank Address

                                   _______________________________________________________________________________________
                                   Bank ABA#                     Account #                               Account Name

[  ]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee_____________________________________________________________________________________________________________

Please send to: __________________________________________________________________________________________________________
                Street address                         City                               State                    Zip
____________________________________________________________________________________________________________________________

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of Midwest Group Tax Free Trust (the Trust) and that

_____________________________________________________________________________________________________________________________
is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint
MGF Service Corp. as redemption agent of the corporation or organization for shares of the applicable series of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.


Certificate

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the


____________________________________________________________________________________________________________________________
(Name of Organization)

incorporated or formed under the laws of ___________________________________________________________________________________
                                                            (State)

and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on
_______________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.
I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                                   Name                                                        Title

________________________________________________________________      _______________________________________________________

________________________________________________________________      _______________________________________________________

________________________________________________________________      _______________________________________________________


Witness my hand and seal of the corporation or organization this________________day of_____________________________, 19_______


________________________________________________________________      _______________________________________________________
                    *Secretary-Clerk                                            Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.
